UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23341

Name of Fund:
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2021

Date of reporting period: 07/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

 Not Applicable
July 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Dear Shareholder,
The 12-month reporting period as of July 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.
Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the likelihood of less bond purchasing and the possibility of higher rates in 2023.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta variant remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals.
The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
19.19% 36.45%
U.S. small cap equities
(Russell 2000
®
Index)
7.86 51.97
International equities
(MSCI Europe, Australasia,
Far East Index)
10.83 30.31
Emerging market equities
(MSCI Emerging Markets
Index)
(2.76) 20.64
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.08
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(0.59) (5.12)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
0.21 (0.70)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.38 3.47
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
3.66 10.62
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of July 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Investment Objective
BlackRock Global Long/Short Credit Fund’s (the “Fund”) investment objective is to seek absolute total returns over a complete market cycle.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended July 31, 2021, the Fund outperformed its benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
The Fund’s European absolute return strategies led performance, highlighted by event trades in the telecommunications, energy and financials sectors. Relative value positions in European high yield also made strong contributions. In the United States, absolute return strategies—specifically, event trades in technology and telecommunications, along with idiosyncratic long positions in technology—were key contributors. U.S. carry (income) strategies were a meaningful contributor, as well. A continued recovery in enhanced equipment trust certificates, which benefited from a rebound in the airline industry, made the largest contribution in this segment of the Fund.
U.S. and European hedging strategies detracted from performance, as did idiosyncratic short positions within the U.S. absolute strategy.
As part of its investment strategy, the Fund uses derivatives to manage duration (sensitivity to interest rate movements) and currency risk. The Fund also has the flexibility to use derivatives to express positive or negative views on a particular issuer or sector, or to manage overall credit risk. Derivatives may also serve as a more liquid way to establish positions, and—depending on the market environment—the Fund may use various instruments, including but not limited to bonds, equities and derivatives.
Derivatives, such as swaps and options to hedge potential downside moves in equities or on single issuers, were a net detractor to performance over the period.
Describe recent portfolio activity.
The Fund started the period with a net long position of 58% and subsequently added risk, ending the period with a net long position of 64%. The increase was mainly due to a reduction in the portfolio’s short positions globally, along with an overall increase in carry exposure.
The investment adviser reduced the Fund’s position in high yield bonds in the United States and Europe. It also increased the allocation to senior loans, which did not keep pace with high yield due to elevated levels of new-issue supply. The investment adviser reduced the Fund’s short position in derivatives linked to credit default indexes in
Europe. The investment adviser also increased the Fund’s allocation to equities, while using options to manage risk. The investment adviser marginally added to commercial mortgage-backed securities on the view the sector offered the combination of attractive yields and below-average price volatility.
Overall, the Fund was positioned with a continued emphasis on absolute return strategies. The Fund sought individual issuers with a potential catalyst, as well as relative-
value opportunities between asset classes.
The Fund’s cash position was somewhat elevated, in part because the investment adviser can express long and short positions via the credit default swap market, which does not require a cash outlay as with traditional cash bonds. In addition, the investment adviser increased cash in order to have a more defensive posture given tight yield spreads and, more recently, the emergence of the Delta variant. The cash position did not have a material impact on Fund performance.
Describe portfolio positioning at period end.
The Fund sought to maintain diversified exposure to credit risk. The investment adviser continued to construct the portfolio with an emphasis on absolute return trades. This includes building positions around companies experiencing earnings recoveries, as well as candidates for ratings upgrades or consolidation. The portfolio continued to have historically low outright long exposure to high yield and investment grade bonds, but the investment adviser found some select ideas in these areas. The investment adviser also identified opportunities in European high yield, particularly short-term, B rated issues where there was potential for a further compression of yield spreads as Europe started to reopen and growth in the services sector recovered.
The Fund ended the period with a net long position of 42% of net assets in the United States, 18% in Europe, 2% each in Asia and the emerging markets, and 64% of net assets overall.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of July 31, 2021 (continued)

Fund Summary
BlackRock Global Long/Short Credit Fund
Total Return based on a $10,000 Investment
Performance Summary for the Period Ended July 31, 2021
(a)
Commencement of operations.
(b)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(c)
The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets. Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/
Short Credit Fund (the “Predecessor Fund”), a series of BlackRock Funds
SM
, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(d)
An unmanaged index that measures returns of 3-month Treasury Bills. On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the
"Index"). Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the lndex . Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.
Average Annual Total Returns
(a)(b)
1 Year 5 Years Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional .................................. 2.04% 2.04% 8.95% N/A 3.65% N/A 3.12% N/A
Investor A ................................... 1.70 1.70 8.69 4.34% 3.39 2.55% 2.86 2.44%
Investor C ................................... 1.02 1.02 7.75 6.75 2.60 2.60 2.25 2.25
Class K .................................... 2.12 2.12 9.02 N/A 3.73 N/A 3.18 N/A
ICE BofA 3-Month U.S. Treasury Bill Index
..........
— — 0.08 N/A 1.17 N/A 0.64 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets. Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds
SM
, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
The Predecessor Fund commenced operations on September 30, 2011.
N/A — Not Applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of July 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 43% 1% 44%
United Kingdom .......................... 11 1 12
France ................................ 7 1 8
Luxembourg ............................ 5 1 6
Ireland ................................ 3 1 4
Spain ................................. 4 —
(b)
4
Netherlands ............................ 4 —
(b)
4
Germany .............................. 3 —
(b)
3
Italy .................................. 3 —
(b)
3
Switzerland ............................. 2 —
(b)
2
Other
(c)
................................ 9 1 10
Total ................................. 94% 6% 100%
(a)
Total investments include the gross market values of long and short positions and exclude Short-Term Securities, Options Purchased and Options Written.
(b)
Represents less than 1% of the Fund's total investments.
(c)
Includes holdings within countries that are less than 1% of long-term investments. Please refer to the Schedule of Investments for such countries/geographic regions.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 1%
AA/Aa ......................................... —
(d)
A ............................................ 2
BBB/Baa ....................................... 7
BB/Ba ......................................... 27
B ............................................ 38
CCC/ Caa ....................................... 4
CC/Ca ........................................ —
(d)
NR ........................................... 21
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written, borrowed bonds and investments sold short.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / About Fund Performance
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Fund’s
Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00% and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2021
BlackRock Annual Report to Shareholders

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on February 1, 2021 and held through July 31, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Including
Dividend
Expense
and Interest
Expense
Excluding
Dividend
Expense
and Interest
Expense
Including Dividend Expense
and Interest Expense
Excluding Dividend Expense
and Interest Expense
Beginning
Account Value
(02/01/21)
Ending
Account Value
(07/31/21)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(02/01/21)
Ending
Account Value
(07/31/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(07/31/21)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,024.00 $ 6.77 $ 5.42 $ 1,000.00 $ 1,018.10 $ 6.76 $ 1,019.44 $ 5.41
Investor A ................ 1,000.00 1,023.00 8.13 6.77 1,000.00 1,016.76 8.10 1,018.10 6.76
Investor C ................ 1,000.00 1,018.20 11.86 10.51 1,000.00 1,013.04 11.83 1,014.38 10.49
Class K ................. 1,000.00 1,024.00 6.37 5.02 1,000.00 1,018.50 6.36 1,019.84 5.01
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.35% for Institutional, 1.62% for Investor A, 2.37% for Investor C and 1.27% for Class K), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.08% for Institutional, 1.35% for Investor A, 2.10% for Investor C and 1.00% for Class K), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
July 31, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 2.8%
Cayman Islands — 0.3%
(a)(b)
Dewolf Park CLO Ltd., Series 2017-1A,
Class C, (LIBOR USD 3 Month +
2.15%), 2.28%, 10/15/30 ....... USD 1,000 $ 1,000,284
Madison Park Funding XIX Ltd., Series
2015-19A, Class A2R2, (LIBOR USD
3 Month + 1.50%), 1.64%, 01/22/28 2,000 1,989,697
Palmer Square Loan Funding Ltd.,
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.76%,
08/20/27 ................. 1,500 1,500,415
4,490,396
Ireland — 2.1%
(b)
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3
Month + 6.45%), 6.45%, 04/15/34 EUR 1,300 1,533,555
Anchorage Capital Europe CLO DAC,
Series 4X, Class E, (EURIBOR 3
Month + 5.71%), 5.71%, 04/25/34 700 816,869
Aqueduct European CLO 2 DAC,
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 4.40%, 10/15/30 919 1,037,009
Aurium CLO II DAC, Series 2X, Class
ERR, (EURIBOR 3 Month + 6.08%),
6.08%, 06/22/34 ............ 700 820,129
Avoca CLO XIV DAC:
Series 14X, Class ER, (EURIBOR 3
Month + 4.70%), 4.70%, 01/12/31 1,970 2,284,736
Series 14X, Class FR, (EURIBOR 3
Month + 6.35%), 6.35%, 01/12/31 2,200 2,489,992
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 1,500 1,259,418
Avoca CLO XV DAC:
Series 15X, Class ER, (EURIBOR 3
Month + 4.13%), 4.13%, 04/15/31 1,765 2,023,458
Series 15X, Class FR, (EURIBOR 3
Month + 5.84%), 5.84%, 04/15/31 3,425 3,797,800
BBAM European CLO I DAC, Series
1X, Class ER, (EURIBOR 3 Month +
5.91%), 5.91%, 07/22/34
(c)
..... 700 822,071
BlueMountain CLO DAC, Series 2021-
1X, Class E, (EURIBOR 3 Month +
5.41%), 5.41%, 04/15/34
(c)
..... 700 817,446
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 5.91%, 01/15/34 ....... 700 806,392
CIFC European Funding CLO III DAC,
Series 3X, Class E, (EURIBOR 3
Month + 5.61%), 5.61%, 01/15/34 600 696,037
CVC Cordatus Loan Fund XX DAC,
Series 20X, Class E, (EURIBOR 3
Month + 5.61%), 5.61%, 06/22/34 369 421,785
Harvest CLO XXIII DAC, Series 23X,
Class E, (EURIBOR 3 Month +
5.33%), 5.33%, 10/20/32 ....... 473 537,598
Henley CLO IV DAC, Series 4X, Class
E, (EURIBOR 3 Month + 5.25%),
5.25%, 04/25/34
(c)
........... 700 821,116
Invesco Euro CLO, Series 6X, Class
E, (EURIBOR 3 Month + 5.99%),
5.99%, 07/15/34 ............ 539 630,442
Invesco Euro CLO III DAC, Series
3X, Class F, (EURIBOR 3 Month +
8.07%), 8.07%, 07/15/32 ....... 1,036 1,214,504
Security
Par (000)
Par (000) Value
Ireland (continued)
Marino Park CLO DAC, Series 1X,
Class D, (EURIBOR 3 Month +
5.67%), 5.67%, 01/16/34 ....... EUR 400 $ 463,814
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
5.52%, 04/17/34 ............ 438 496,218
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/34 280 323,136
Northwoods Capital 21 Euro DAC,
Series 2020-21X, Class ER,
(EURIBOR 3 Month + 6.06%),
6.06%, 07/22/34
(c)
........... 700 809,032
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34 ............ 597 692,183
OCP Euro CLO DAC:
Series 2017-2X, Class F, (EURIBOR
3 Month + 6.40%), 6.40%,
01/15/32 ............... 1,000 1,145,390
Series 2019-3X, Class ER,
(EURIBOR 3 Month + 6.02%),
6.02%, 04/20/33 .......... 523 602,927
OZLME V DAC, Series 5X, Class SUB,
0.00%, 01/14/32 ............ 950 696,682
Providus CLO III DAC, Series 3X, Class
ER, (EURIBOR 3 Month + 6.26%),
6.26%, 07/18/34 ............ 700 822,071
Providus CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.29%),
5.29%, 02/15/35 ............ 400 453,410
Rockford Tower Europe CLO DAC,
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.96%), 5.96%, 04/20/34 578 667,613
Sound Point Euro CLO V Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 5.84%, 07/25/35 700 810,979
Voya Euro CLO I DAC, Series 1X,
Class SUB, (EURIBOR 3 Month +
0.00%), 0.00%, 10/15/30 ....... 2,894 2,712,051
33,525,863
Netherlands — 0.2%
OZLME III DAC, Series 3X, Class SUB,
0.00%, 08/24/30
(b)
........... 5,300 3,509,508
United Kingdom — 0.2%
Greene King Finance plc
(b)
:
Series B1,  (LIBOR GBP 3 Month +
1.80%), 1.88%, 12/15/34 .... GBP 1,678 1,941,820
Series B2,  (LIBOR GBP 3 Month +
2.08%), 2.16%, 03/15/36 .... 800 901,265
2,843,085
Total Asset-Backed Securities — 2.8%
(Cost: $47,865,884) .............................. 44,368,852
Shares
Shares
Common Stocks — 2.9%
Brazil — 0.1%
Oi SA, ADR
(d)
................ 674,820 762,547

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
Canada — 0.1%
CTC Triangle BV
(c)(d)
............ 1,393,669 $ 1,653,254
Germany — 0.2%
468 Spac I SE, Class A
(d)
......... 329,208 3,827,125
Italy — 0.0%
Telecom Italia SpA ............. 21,011 9,796
Luxembourg — 0.2%
Lakestar Spac I SE
(d)
........... 276,413 3,239,602
Netherlands — 0.1%
Climate Transition Capital Acquisition I
BV
(d)
.................... 189,265 2,177,801
United Kingdom — 0.2%
(d)
Genius Sports Ltd. ............. 16,831 288,147
Hedosophia European Growth ..... 255,490 3,024,688
NEW Look Retailers
(c)
........... 2,879,698 40
3,312,875
United States — 2.0%
Alight Group, Inc., (Acquired 07/02/21,
cost $470,160)
(d)(e)
........... 47,016 431,114
Altice USA, Inc., Class A
(d)
........ 7,063 217,046
ArcLight Clean Transition Corp. II
(d)
.. 10,160 101,600
Astra Space, Inc., (Acquired 06/30/21,
cost $456,930)
(d)(e)
........... 45,693 372,889
Berkshire Grey, Inc., (Acquired
07/19/21, cost $809,520)
(d)(e)
.... 80,952 742,619
Caesars Entertainment, Inc.
(d)
..... 4,306 376,172
California Resources Corp.
(d)
...... 27,902 784,325
Cano Health, Inc., (Acquired 06/03/21,
cost $452,280)
(d)(e)
........... 45,228 486,201
CareMax , Inc.
(d)
............... 28,803 290,334
Climate Real Impact Solutions II
Acquisition Corp.
(d)
........... 4,192 41,794
Crown PropTech Acquisitions
(c)(d)
... 11,148 6,243
Crown PropTech Acquisitions
(d)
..... 29,076 288,434
Devon Energy Corp. ............ 5,231 135,169
Diamondback Energy, Inc. ........ 1,911 147,395
DiamondRock Hospitality Co.
(d)
.... 45,846 394,734
Evgo , Inc., (Acquired 07/01/21, cost
$169,140)
(d)(e)
.............. 16,914 195,859
Forestar Group, Inc.
(d)
........... 6,842 140,056
Frontier Communications Parent, Inc.
(d)
216,760 6,483,292
Green Plains, Inc.
(d)
............ 17,312 612,152
HCA Healthcare, Inc. ........... 532 132,042
Hyzon Motors, Inc., (Acquired 07/16/21,
cost $101,450)
(d)(e)
........... 10,145 66,266
KINS TECHNOLOGY
(c)(d)
......... 28,241 21,746
KINS Technology Group, Inc.
(d)
..... 90,204 928,199
Latch, Inc., (Acquired 06/04/21, cost
$391,800)
(d)(e)
.............. 39,180 522,269
Liberty Media Acquisition Corp.
(d)
... 320,758 3,364,751
Lions Gate Entertainment Corp., Class
A
(d)
..................... 70,365 1,057,586
Lucid Group, Inc., (Acquired 07/23/21,
cost $1,421,700)
(d)(e)
.......... 94,780 2,177,614
Markforged Holding Corp. (Acquired
07/14/21, cost $140,800)
(d)(e)
.... 14,080 145,210
New Look Builders, Inc.
(c)(d)
....... 11,518,792 115
Northern Genesis Acquisition Corp. II
(d)
4,180 43,138
Ovintiv , Inc. .................. 5,341 137,050
Park Hotels & Resorts, Inc.
(d)
...... 21,620 399,970
Pivotal Investment Corp. III
(d)
...... 11,885 117,780
Playstudios , Inc., (Acquired 06/17/21,
cost $624,530)
(d)(e)
........... 62,453 412,190
Security
Shares
Shares Value
United States (continued)
Reinvent Technology Partners Y
(d)
... 15,247 $ 153,690
Rotor Acquisition Corp.
(d)
......... 20,599 217,113
Rotor Acquisition Corp.
(c)(d)
........ 5,680 29,650
Science Strategic Acquisition Corp.
Alpha
(d)
.................. 12,748 127,353
Service Properties Trust ......... 34,153 380,123
Sharecare , Inc., (Acquired 07/01/21,
cost $167,800)
(d)(e)
........... 16,780 131,828
Sunlight Financial Holding, Inc.,
(Acquired 07/09/21, cost $313,120)
(d)
(e)
...................... 31,312 250,002
Sunstone Hotel Investors, Inc.
(d)
.... 31,570 364,318
Taboola Ltd., (Acquired 06/30/21, cost
$207,000)
(d)(e)
.............. 20,700 188,908
Taylor Morrison Home Corp.
(d)
..... 20,557 551,339
Thimble Point Acquisition Corp.
(d)
... 14,484 148,461
Tishman Speyer Innovation Corp. II
(d)
7,610 76,557
Tribune Resources LLC, Class A
(d)
.. 86,655 77,990
UWM Holdings Corp. , (Acquired
2/19/21, cost $860,977)
(e)
...... 23,042 175,810
Western Digital Corp.
(d)
.......... 94,500 6,135,885
Xenia Hotels & Resorts, Inc.
(d)
..... 25,277 446,897
31,229,278
Total Common Stocks — 2.9%
(Cost: $52,036,361) .............................. 46,212,278
Par (000)
Pa r (000)
Corporate Bonds — 57.0%
Argentina — 0.0%
Genneia SA, 8.75%
,
01/20/22
(a)
.... USD 248 240,188
Australia — 0.1%
Pacific National Finance Pty. Ltd.,
4.75%
,
03/22/28 ............ 200 219,972
QBE Insurance Group Ltd., (USD Swap
Rate 10 Year + 4.40%), 5.87%
,
06/17/46
(b)
................ 277 309,241
Santos Finance Ltd., 5.25%
,
03/13/29 400 456,156
985,369
Austria — 0.6%
ams AG
(f)
:
0.00%, 03/05/25
(g)
........... EUR 3,600 3,614,978
2.13%, 11/03/27 ............ 2,000 2,275,939
Lenzing AG, (EUR Swap Annual 5 Year
+ 11.21%), 5.75%
(b)(h)
......... 3,100 3,937,182
9,828,099
Bahrain — 0.0%
BBK BSC, 5.50%
,
07/09/24 ....... USD 200 210,788
Oil and Gas Holding Co. BSCC (The),
7.63%
,
11/07/24 ............ 200 221,787
432,575
Brazil — 0.6%
Azul Investments LLP, 7.25%
,
06/15/26
(a)
................ 200 187,405
Embraer Netherlands Finance BV,
6.95%
,
01/17/28
(a)
........... 222 250,416
Gol Finance SA
(a)
:
7.00%, 01/31/25 ............ 139 128,488
8.00%, 06/30/26 ............ 200 197,250

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Brazil (continued)
Itau Unibanco Holding SA, 5.13%
,
05/13/23
(a)
................ USD 200 $ 210,100
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 252 248,094
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 200 207,940
Oi Movel SA, 8.75%
,
07/30/26 ..... 2,725 2,806,750
Oi SA:
10.00%, (10.00% Cash or 4.00%
PIK), 07/27/25
( i )
........... 3,064 3,011,912
Petrobras Global Finance BV:
5.30%, 01/27/25 ............ 112 125,461
8.75%, 05/23/26 ............ 95 121,268
6.00%, 01/27/28 ............ 130 148,005
5.60%, 01/03/31 ............ 318 353,536
Rumo Luxembourg SARL, 5.88%
,
01/18/25
(a)
................ 237 247,117
Simpar Europe SA, 5.20%
,
01/26/31
(a)
246 251,197
Suzano Austria GmbH:
3.75%, 01/15/31 ............ 150 156,270
3.13%, 01/15/32 ............ 120 118,770
Vale Overseas Ltd.:
6.25%, 08/10/26 ............ 200 240,580
3.75%, 07/08/30 ............ 233 248,436
XP, Inc., 3.25%
,
07/01/26
(a)
....... 200 195,310
9,454,305
Canada — 0.4%
(a)
1011778 BC ULC, 5.75%
,
04/15/25 .. 3,456 3,641,760
Bombardier, Inc., 7.13%
,
06/15/26 .. 1,834 1,907,323
Brookfield Residential Properties, Inc.,
5.00%
,
06/15/29 ............ 115 117,070
Mattamy Group Corp.:
5.25%, 12/15/27 ............ 52 54,072
4.63%, 03/01/30 ............ 379 392,758
6,112,983
Chile — 0.1%
Celulosa Arauco y Constitucion SA,
4.20%
,
01/29/30 ............ 200 217,538
Kenbourne Invest SA
(a)
:
6.88%, 11/26/24 ............ 229 241,781
4.70%, 01/22/28 ............ 200 200,000
Sable International Finance Ltd.,
5.75%
,
09/07/27 ............ 236 246,950
VTR Comunicaciones SpA
(a)
:
5.13%, 01/15/28 ............ 200 208,700
4.38%, 04/15/29 ............ 200 199,350
1,314,319
China — 1.4%
Agile Group Holdings Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.25%),
8.38%
(b)(h)
................. 200 191,788
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%),
3.80%
(b)(h)
................. 200 208,163
Blossom Joy Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 5.80%), 3.10%
(b)(h)
..... 200 204,562
Central China Real Estate Ltd., 7.65%
,
08/27/23 ................. 400 351,000
Security
Par (000)
Par (000) Value
China (continued)
China Aoyuan Group Ltd., 6.35%
,
02/08/24 ................. USD 200 $ 179,000
China Evergrande Group:
8.25%, 03/23/22 ............ 400 222,000
9.50%, 04/11/22 ............ 200 107,000
China Huadian Overseas Development
2018 Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 6.07%), 3.38%
(b)(h)
...... 225 231,933
China Resources Land Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.14%),
3.75%
(b)(h)
................. 245 254,922
China SCE Group Holdings Ltd.:
7.25%, 04/19/23 ............ 200 201,225
7.00%, 05/02/25 ............ 200 191,250
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26 ................. 200 190,000
CITIC Ltd., 4.00%
,
01/11/28 ....... 200 222,537
CMHI Finance BVI Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 3 Year + 6.35%),
3.50%
(b)(h)
................. 200 204,600
CNAC HK Finbridge Co. Ltd., 4.13%
,
07/19/27 ................. 200 217,225
CNOOC Petroleum North America ULC,
7.40%
,
05/01/28 ............ 200 259,562
Coastal Emerald Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 7.45%), 4.30%
(b)(h)
290 291,142
Contemporary Ruiding Development
Ltd., 2.63%
,
09/17/30 ......... 200 202,538
Country Garden Holdings Co. Ltd.:
5.40%, 05/27/25 ............ 200 208,975
7.25%, 04/08/26 ............ 200 216,287
Easy Tactic Ltd.:
12.38%, 11/18/22 ........... 200 169,600
11.75%, 08/02/23 ........... 200 149,100
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(d)(f)(j)
.... EUR 8,600 8,259,439
Fantasia Holdings Group Co. Ltd.:
11.75%, 04/17/22 ........... USD 200 171,100
10.88%, 01/09/23 ........... 200 156,000
Fortune Star BVI Ltd.:
5.00%, 05/18/26 ............ 200 198,063
5.05%, 01/27/27 ............ 200 197,537
Fuqing Investment Management Ltd.,
3.25%
,
06/23/25 ............ 200 200,037
Greenland Global Investment Ltd.,
5.60%
,
11/13/22 ............ 200 171,287
Haidilao International Holding Ltd.,
2.15%
,
01/14/26 ............ 200 195,020
Hilong Holding Ltd., 9.75%
,
11/18/24 . 407 358,160
Hopson Development Holdings Ltd.,
7.00%
,
05/18/24 ............ 200 198,563
Huachen Energy Co. Ltd., 6.63%
,
05/18/20
(d)(j)
................ 446 171,849
Huarong Finance II Co. Ltd., 4.63%
,
06/03/26 ................. 300 202,500
Kaisa Group Holdings Ltd.:
11.50%, 01/30/23 ........... 200 171,600
9.38%, 06/30/24 ............ 200 155,100
11.70%, 11/11/25 ........... 200 154,500

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
China (continued)
KWG Group Holdings Ltd., 5.88%
,
11/10/24 .................. USD 200 $ 191,913
Leader Goal International Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.92%),
4.25%
(b)(h)
................. 200 205,162
Logan Group Co. Ltd., 5.75%
,
01/14/25 200 200,037
Longfor Group Holdings Ltd., 4.50%
,
01/16/28 ................. 200 219,287
Modern Land China Co. Ltd., 9.80%
,
04/11/23 .................. 200 173,663
New Metro Global Ltd., 4.50%
,
05/02/26 ................. 200 185,663
Pearl Holding III Ltd., 9.50%
,
12/11/22
(d)
(j)
....................... 400 144,694
Prime Bloom Holdings Ltd., 6.95%
,
07/05/22 ................. 1,003 178,221
Redsun Properties Group Ltd., 10.50%
,
10/03/22 ................. 200 198,663
RKPF Overseas 2019 A Ltd., 6.00%
,
09/04/25 ................. 200 203,500
RKPF Overseas 2020 A Ltd., 5.20%
,
01/12/26 ................. 200 196,500
Ronshine China Holdings Ltd.:
5.50%, 02/01/22 ............ 200 194,250
8.95%, 01/22/23 ............ 200 189,787
Scenery Journey Ltd., 11.50%
,
10/24/22 ................. 265 102,025
Seazen Group Ltd., 6.45%
,
06/11/22 . 200 201,250
Shimao Group Holdings Ltd., 5.60%
,
07/15/26 ................. 200 204,025
Shui On Development Holding Ltd.,
5.50%
,
03/03/25 ............ 200 200,000
Sino-Ocean Land Treasure IV Ltd.,
4.75%
,
08/05/29 ............ 230 224,077
Sunac China Holdings Ltd.:
7.50%, 02/01/24 ............ 200 192,600
7.00%, 07/09/25 ............ 200 181,500
Tencent Holdings Ltd., 3.24%
,
06/03/50 250 243,719
Times China Holdings Ltd.:
6.75%, 07/08/25 ............ 200 190,975
6.20%, 03/22/26 ............ 200 183,100
Union Life Insurance Co. Ltd., 3.00%
,
09/19/21 ................. 386 372,804
Vanke Real Estate Hong Kong Co. Ltd.,
3.98%
,
11/09/27 ............ 200 215,038
Weibo Corp., 3.38%
,
07/08/30 ..... 200 201,725
Yango Justice International Ltd., 8.25%
,
11/25/23 .................. 200 186,288
Yanlord Land HK Co. Ltd., 5.13%
,
05/20/26 ................. 200 200,000
Yuzhou Group Holdings Co. Ltd.:
8.50%, 02/26/24 ............ 200 164,000
8.38%, 10/30/24 ............ 200 155,810
7.38%, 01/13/26 ............ 200 137,000
Zhenro Properties Group Ltd., 7.88%
,
04/14/24 ................. 200 188,162
ZhongAn Online P&C Insurance Co.
Ltd., 3.13%
,
07/16/25 ......... 200 200,538
22,061,140
Security
Par (000)
Par (000) Value
Colombia — 0.1%
Avianca Holdings SA, (LIBOR USD
3 Month + 12.00%), 12.15%
,
11/10/21
(b)
................ USD 42 $ 41,126
Banco Davivienda SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 5.10%), 6.65%
(a)(b)
(h)
...................... 200 210,000
Banco GNB Sudameris SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.66%),
7.50%
,
04/16/31
(a)(b)
.......... 200 203,787
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 200 202,400
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 200 197,190
Millicom International Cellular SA,
5.13%
,
01/15/28 ............ 282 293,725
1,148,228
Cyprus — 0.0%
Bank of Cyprus PCL:
(EUR Swap Annual 5 Year +
2.79%), 2.50%, 06/24/27
(b)
... EUR 424 492,438
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 400 418,450
France — 3.4%
Accor SA, 0.70%
,
12/07/27
(f)
...... EUR 127 77,880
Air France-KLM, 3.88%
,
07/01/26 ... 100 116,384
Altice France SA:
5.88%, 02/01/27 ............ 505 632,753
4.13%, 01/15/29 ............ 7,580 9,104,172
BNP Paribas SA
(b)(h)
:
(LIBOR USD 6 Month + 0.08%),
0.28% ................. USD 740 701,120
Series TMO, (BFRTMO - 0.25%),
0.00% ................. EUR 1,503 1,664,768
CAB SELAS, 3.38%
,
02/01/28 ..... 100 119,663
Carrefour SA, 0.00%
,
06/14/23
(f)(g)
... USD 1,800 1,769,580
Casino Guichard Perrachon SA:
(EURIBOR Swap Rate 10 Year +
1.00%), 1.00%
(b)(h)
......... EUR 3,764 1,852,994
(EURIBOR Swap Rate 5 Year +
3.82%), 3.99%
(b)(h)
......... 7,400 6,321,077
5.25%, 04/15/27 ............ 100 118,338
Chrome Bidco SASU, 3.50%
,
05/31/28 107 129,321
Chrome Holdco SASU, 5.00%
,
05/31/29 ................. 100 121,591
CMA CGM SA, 7.50%
,
01/15/26 .... 100 131,377
Faurecia SE, 3.75%
,
06/15/28 ..... 100 124,979
Getlink SE, 3.50%
,
10/30/25 ...... 351 429,906
Goldstory SASU, 5.38%
,
03/01/26 .. 4,300 5,215,461
IPD 3 BV, 5.50%
,
12/01/25 ....... 100 123,240
Korian SA:
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%),
4.13%
(b)(h)
............... GBP 100 140,815
0.88%, 03/06/27
(f)
........... EUR 3,602 2,442,733
La Financiere Atalian SASU, 4.00%
,
05/15/24 ................. 2,400 2,794,331
Loxam SAS:
4.25%, 04/15/24 ............ 100 119,811
3.75%, 07/15/26 ............ 533 646,185
Paprec Holding SA, 3.50%
,
07/01/28 100 119,494
Picard Bondco SA, 5.38%
,
07/01/27 . 3,100 3,704,955

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
France (continued)
Picard Groupe SAS, 3.88%
,
07/01/26 EUR 3,009 $ 3,631,691
Quatrim SASU, 5.88%
,
01/15/24 ... 100 122,480
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.62%
,
02/18/30
(b)
400 482,111
Renault SA, 2.38%
,
05/25/26 ...... 100 120,429
Safran SA, 0.00%
,
04/01/28
(f)(g)
.... 527 1,132,204
Societe Generale SA
(b)(h)
:
(USD Swap Semi 5 Year + 6.24%),
7.37% ................. USD 1,600 1,607,696
(USD Swap Semi 5 Year + 3.93%),
6.75% ................. 1,600 1,816,992
Tereos Finance Groupe I SA, 7.50%
,
10/30/25 ................. EUR 100 126,638
TotalEnergies SE, Series FP, 0.50%
,
12/02/22
(f)
................. USD 7,000 7,082,971
54,846,140
Germany — 1.2%
ADLER Group SA:
3.25%, 08/05/25 ............ EUR 100 120,294
2.75%, 11/13/26 ............ 500 588,610
Aroundtown SA, (EUR Swap Annual 5
Year + 3.98%), 3.37%
(b)(h)
...... 100 125,446
BK LC Lux Finco1 SARL, 5.25%
,
04/30/29 ................. 100 122,629
Cheplapharm Arzneimittel GmbH,
3.50%
,
02/11/27 ............ 387 463,670
Commerzbank AG, (EUR Swap Annual
5 Year + 6.36%), 6.12%
(b)(h)
..... 800 1,043,718
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24 .... 400 458,146
Deutsche Lufthansa AG:
2.00%, 07/14/24 ............ 400 473,205
2.88%, 02/11/25 ............ 100 120,701
3.75%, 02/11/28 ............ 100 122,749
3.50%, 07/14/29 ............ 400 480,431
Gruenenthal GmbH:
3.63%, 11/15/26 ............ 100 121,727
4.13%, 05/15/28 ............ 117 142,622
HT Troplast GmbH, 9.25%
,
07/15/25 . 100 130,784
IHO Verwaltungs GmbH
( i )
:
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)
.............. 372 454,637
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)
.............. USD 200 208,373
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 ............ EUR 5,118 6,061,309
PCF GmbH:
4.75%, 04/15/26 ............ 100 121,896
(EURIBOR 3 Month + 4.75%),
4.75%, 04/15/26
(b)
......... 100 119,810
Renk AG:
5.75%, 07/15/25 ............ 447 557,032
Schenck Process Holding GmbH,
5.38%
,
06/15/23 ............ 100 119,366
Sudzucker International Finance BV,
(EURIBOR 3 Month + 3.10%),
2.56%
(b)(h)
................. 2,117 2,159,007
Techem Verwaltungsgesellschaft 674
mbH , 6.00%
,
07/30/26 ........ 424 517,305
Techem Verwaltungsgesellschaft 675
mbH , 2.00%
,
07/15/25 ........ 424 500,264
thyssenkrupp AG:
1.88%, 03/06/23 ............ 295 352,393
2.88%, 02/22/24 ............ 417 504,691
Security
Par (000)
Par (000) Value
Germany (continued)
TK Elevator Midco GmbH, 4.38%
,
07/15/27 ................. EUR 441 $ 547,148
TK Elevator US Newco , Inc., 5.25%
,
07/15/27
(a)
................ USD 440 464,662
TUI AG, 5.00%
,
04/16/28
(f)
........ EUR 1,700 1,973,229
Vertical Holdco GmbH, 6.63%
,
07/15/28 100 126,194
ZF Finance GmbH:
2.00%, 05/06/27 ............ 100 120,271
3.75%, 09/21/28 ............ 400 524,251
19,946,570
Ghana — 0.6%
Tullow Oil plc, 10.25%
,
05/15/26
(a)
.. USD 8,739 9,082,006
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)
... 100 107,750
Guatemala — 0.1%
Banco Industrial SA, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.44%), 4.88%
,
01/29/31
(a)
(b)
...................... 200 207,562
Central American Bottling Corp., 5.75%
,
01/31/27 ................. 141 146,534
Energuate Trust, 5.88%
,
05/03/27
(a)
. 200 208,038
Investment Energy Resources Ltd.,
6.25%
,
04/26/29
(a)
........... 200 216,600
778,734
Hong Kong — 0.3%
Bank of East Asia Ltd. (The), (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%),
4.00%
,
05/29/30
(b)
........... 250 264,422
Li & Fung Ltd., 4.50%
,
08/18/25 .... 200 206,225
Melco Resorts Finance Ltd., 5.25%
,
04/26/26 ................. 200 205,000
Nan Fung Treasury III Ltd., 5.00%
(h)
. 200 203,350
Nanyang Commercial Bank Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%),
5.00%
(b)(h)
................. 200 201,250
NWD Finance BVI Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.86%), 4.12%
(b)(h)
200 201,500
NWD MTN Ltd., 4.13%
,
07/18/29 ... 400 419,450
Seaspan Corp., 5.50%
,
08/01/29
(a)
.. 2,930 2,923,144
4,624,341
India — 0.2%
ABJA Investment Co. Pte. Ltd., 5.95%
,
07/31/24 ................. 200 212,350
Adani Electricity Mumbai Ltd., 3.95%
,
02/12/30 ................. 275 276,856
BPRL International Singapore Pte. Ltd.,
4.38%
,
01/18/27 ............ 200 213,586
Continuum Energy Levanter Pte. Ltd.,
4.50%
,
02/09/27
(a)
........... 241 241,874
GMR Hyderabad International Airport
Ltd., 5.38%
,
04/10/24 ......... 200 203,038
Greenko Dutch BV, 3.85%
,
03/29/26 . 200 201,163
Hindustan Petroleum Corp. Ltd., 4.00%
,
07/12/27 ................. 200 212,537
Muthoot Finance Ltd., 6.13%
,
10/31/22
(a)
................ 234 241,356

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
India (continued)
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.27%), 5.65%
(b)(h)
..... USD 200 $ 210,162
ONGC Videsh Vankorneft Pte. Ltd.,
3.75%
,
07/27/26 ............ 200 213,360
Periama Holdings LLC, 5.95%
,
04/19/26 ................. 200 211,161
ReNew Power Pvt Ltd., 5.88%
,
03/05/27 ................. 200 210,100
Shriram Transport Finance Co. Ltd.,
5.95%
,
10/24/22 ............ 200 203,225
TML Holdings Pte. Ltd., 4.35%
,
06/09/26 ................. 200 196,250
UPL Corp. Ltd., 4.50%
,
03/08/28 ... 250 268,875
Vedanta Resources Finance II plc:
13.88%, 01/21/24 ........... 200 210,600
8.95%, 03/11/25
(a)
........... 240 226,200
3,752,693
Indonesia — 0.1%
JGC Ventures Pte. Ltd., 10.75%
,
08/30/21
(d)(j)
................ 500 263,906
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 228 267,159
Medco Oak Tree Pte. Ltd., 7.38%
,
05/14/26 ................. 200 212,537
Minejesa Capital BV, 5.63%
,
08/10/37 200 217,413
Star Energy Geothermal Darajat II:
4.85%, 10/14/38 ............ 200 219,038
4.85%, 10/14/38
(a)
........... 220 240,941
Theta Capital Pte. Ltd., 8.13%
,
01/22/25 ................. 200 200,975
1,621,969
Ireland — 0.2%
AIB Group plc, (EUR Swap Annual 5
Year + 6.63%), 6.25%
(b)(h)
...... EUR 2,675 3,601,603
Israel — 0.1%
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.27%
,
01/29/31
(a)(b)
............... USD 241 245,669
Energean Israel Finance Ltd., 4.88%
,
03/30/26
(a)
................ 105 107,415
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
88 92,116
Teva Pharmaceutical Finance
Netherlands II BV:
4.50%, 03/01/25 ............ EUR 100 123,615
1.88%, 03/31/27 ............ 424 469,585
1.63%, 10/15/28 ............ 424 454,811
1,493,211
Italy — 2.8%
Autostrade per l'Italia SpA :
2.00%, 12/04/28 ............ 2,951 3,670,887
1.88%, 09/26/29 ............ 4,990 6,144,324
2.00%, 01/15/30 ............ 2,464 3,050,097
Banco BPM SpA
(b)
:
(EUR Swap Annual 5 Year +
5.42%), 5.00%, 09/14/30 .... 100 129,301
(EUR Swap Annual 5 Year +
3.17%), 2.87%, 06/29/31 .... 5,961 7,053,558
Cedacri Mergeco SpA , (EURIBOR 3
Month + 4.63%), 4.62%
,
05/15/28
(b)
109 129,624
Centurion Bidco SpA , 5.88%
,
09/30/26 100 123,690
doValue SpA , 3.38%
,
07/31/26 ..... 128 152,411
Security
Par (000)
Par (000) Value
Italy (continued)
Gamma Bidco SpA , 6.25%
,
07/15/25 EUR 369 $ 459,613
IMA Industria Macchine Automatiche
SpA :
3.75%, 01/15/28 ............ 100 119,278
(EURIBOR 3 Month + 4.00%),
4.00%, 01/15/28
(b)
......... 100 119,216
Intesa Sanpaolo SpA :
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(b)(h)
......... 5,800 8,505,503
(EUR Swap Annual 5 Year +
5.85%), 5.50%
(b)(h)
......... 1,700 2,222,434
(EUR Swap Annual 5 Year +
5.75%), 5.87%, 03/04/29
(b)
... 424 563,373
(EUR Swap Annual 5 Year +
4.27%), 4.13%
(b)(h)
......... 750 884,127
5.15%, 06/10/30 ............ GBP 100 159,476
(EUR Swap Annual 5 Year +
6.09%), 5.87%
(b)(h)
......... EUR 1,675 2,285,014
Nexi SpA , 0.00%
,
02/24/28
(f)(g)
..... 1,900 2,286,165
Rekeep SpA , 7.25%
,
02/01/26 ..... 100 127,552
Rossini SARL:
(EURIBOR 3 Month + 3.88%),
3.88%, 10/30/25
(b)
......... 100 118,803
6.75%, 10/30/25 ............ 378 468,308
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%),
4.25%
,
12/14/47
(b)
........... 100 134,194
Telecom Italia Finance SA, 7.75%
,
01/24/33 ................. 368 644,070
Telecom Italia SpA :
4.00%, 04/11/24 ............ 496 633,933
2.75%, 04/15/25 ............ 541 676,837
1.63%, 01/18/29 ............ 432 504,773
UniCredit SpA
(b)
:
(EURIBOR Swap Rate 5 Year +
4.08%), 3.88%
(h)
.......... 2,200 2,505,438
(EURIBOR Swap Rate 5 Year +
4.74%), 4.87%, 02/20/29 .... 849 1,096,005
Unipol Gruppo SpA , 3.25%
,
09/23/30 343 456,975
45,424,979
Japan — 1.3%
Nissan Motor Co. Ltd., 3.52%
,
09/17/25
(a)
................ USD 648 694,857
Rakuten Group, Inc., (EUR Swap
Annual 5 Year + 4.74%), 4.25%
(b)(h)
EUR 1,552 1,845,405
SoftBank Group Corp.:
2.13%, 07/06/24 ............ 100 118,180
4.75%, 07/30/25 ............ 200 254,995
3.13%, 09/19/25 ............ 533 640,403
2.88%, 01/06/27 ............ 218 253,420
5.00%, 04/15/28 ............ 5,112 6,609,880
3.38%, 07/06/29 ............ 100 115,956
4.00%, 09/19/29 ............ 8,204 9,918,265
20,451,361
Kuwait — 0.0%
(a)
Equate Petrochemical BV, 2.63%
,
04/28/28 ................. USD 200 202,062
NBK Tier 1 Financing Ltd., (USD Swap
Semi 6 Year + 2.88%), 3.62%
(b)(h)
. 252 252,158
454,220
Luxembourg — 2.8%
Altice Financing SA:
2.25%, 01/15/25 ............ EUR 115 132,171

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Luxembourg (continued)
7.50%, 05/15/26
(a)
........... USD 200 $ 208,054
3.00%, 01/15/28 ............ EUR 16,389 18,612,079
Altice France Holding SA, 8.00%
,
05/15/27
(a)
................ 100 127,373
Cidron Aida Finco SARL:
5.00%, 04/01/28 ............ 3,200 3,824,470
6.25%, 04/01/28 ............ GBP 100 140,981
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 ............ EUR 6,869 8,453,540
7.75%, 11/01/25 ............ GBP 100 144,231
Herens Midco SARL, 5.25%
,
05/15/29 EUR 463 531,274
HSE Finance SARL, 5.63%
,
10/15/26 100 122,040
INEOS Finance plc, 3.38%
,
03/31/26 386 472,774
Matterhorn Telecom SA, 4.00%
,
11/15/27 .................. 3,430 4,207,178
Monitchem HoldCo 2 SA, 9.50%
,
09/15/26 ................. 100 128,631
Monitchem HoldCo 3 SA, 5.25%
,
03/15/25 ................. 222 270,234
SES SA, (EUR Swap Annual 5 Year +
3.19%), 2.87%
(b)(h)
........... 397 477,369
Summer BC Holdco A SARL, 9.25%
,
10/31/27 ................. 382 491,861
Summer BC Holdco B SARL, 5.75%
,
10/31/26 ................. 4,613 5,726,080
44,070,340
Macau — 0.0%
Sands China Ltd., 4.38%
,
06/18/30 .. USD 230 252,959
Wynn Macau Ltd., 5.50%
,
01/15/26 . 300 309,375
562,334
Malaysia — 0.1%
Cindai Capital Ltd., 0.00%
,
02/08/23
(f)(g)
567 570,847
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 200 211,784
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 200 236,287
1,018,918
Mexico — 0.2%
Alfa SAB de CV, 6.88%
,
03/25/44 ... 200 266,725
Banco Mercantil del Norte SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%),
6.75%
(a)(b)(h)
................ 200 213,975
BBVA Bancomer SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.65%), 5.12%
,
01/18/33
(b)
................ 200 206,250
Cemex SAB de CV
(a)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.53%), 5.12%
(b)(h)
......... 200 208,462
3.88%, 07/11/31 ............ 200 205,610
Controladora Mabe SA de CV, 5.60%
,
10/23/28
(a)
................ 200 233,650
Cydsa SAB de CV, 6.25%
,
10/04/27
(a)
200 207,725
FEL Energy VI SARL, 5.75%
,
12/01/40 199 210,212
Grupo Axo SAPI de CV, 5.75%
,
06/08/26
(a)
................ 200 200,850
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(b)
(h)
...................... 200 210,662
Security
Par (000)
Par (000) Value
Mexico (continued)
Mexico City Airport Trust, 5.50%
,
07/31/47 ................. USD 200 $ 202,000
Operadora de Servicios Mega SA de
CV Sofom ER, 8.25%
,
02/11/25
(a)
. 200 201,538
2,567,659
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 238 252,697
Netherlands — 1.5%
Intertrust Group BV, 3.38%
,
11/15/25 EUR 388 469,954
Koninklijke KPN NV, (EUR Swap
Annual 5 Year + 2.34%), 2.00%
(b)(h)
100 120,760
Nobel Bidco BV, 3.13%
,
06/15/28 ... 100 118,328
Nobian Finance BV, 3.63%
,
07/15/26 100 118,470
Stichting AK Rabobank Certificaten ,
2.19%
(h)(k)
................. 1,863 3,055,915
Summer BidCo BV, 9.00%
,
(9.00%
Cash or 9.75% PIK), 11/15/25
(b)( i )
. 151 182,635
Trivium Packaging Finance BV, 3.75%
,
08/15/26
(k)
................ 100 119,931
United Group BV:
4.88%, 07/01/24 ............ 381 456,481
4.00%, 11/15/27 ............ 370 434,048
4.63%, 08/15/28 ............ 3,084 3,704,125
UPC Holding BV, 3.88%
,
06/15/29 .. 100 121,272
UPCB Finance VII Ltd., 3.63%
,
06/15/29 ................. 652 794,704
VEON Holdings BV, 4.00%
,
04/09/25
(a)
USD 200 210,313
VZ Vendor Financing II BV, 2.88%
,
01/15/29 ................. EUR 7,600 8,882,972
Ziggo Bond Co. BV, 3.38%
,
02/28/30 3,500 4,130,518
Ziggo BV:
4.25%, 01/15/27 ............ 287 351,740
2.88%, 01/15/30 ............ 106 126,678
23,398,844
Norway — 0.0%
DNB Bank ASA, (LIBOR USD 6 Month
+ 0.13%), 0.38%
(b)(h)
.......... USD 210 200,289
Oman — 0.0%
(a)
OQ SAOC, 5.13%
,
05/06/28 ...... 200 200,063
Oryx Funding Ltd., 5.80%
,
02/03/31 . 200 210,312
410,375
Panama — 0.0%
Banistmo SA, 3.65%
,
09/19/22 ..... 200 202,788
Paraguay — 0.0%
Bioceanico Sovereign Certificate Ltd.,
0.00%
,
06/05/34
(g)
........... 146 109,814
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27 .. 232 234,943
InRetail Consumer, 3.25%
,
03/22/28
(a)
200 196,740
Nexa Resources SA, 5.38%
,
05/04/27
(a)
222 232,268
663,951
Portugal — 0.5%
Banco Espirito Santo SA
(d)(j)
:
2.63%, 05/08/17 ............ EUR 6,100 1,013,057
4.75%, 01/15/18 ............ 19,300 3,205,248
4.00%, 01/21/19 ............ 22,800 3,786,510
8,004,815

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ USD 405 $ 419,175
Singapore — 0.0%
BOC Aviation Ltd., 3.50%
,
09/18/27 . 200 214,102
DBS Group Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.92%), 3.30%
(b)(h)
200 205,750
Puma International Financing SA,
5.00%
,
01/24/26
(a)
........... 200 199,663
619,515
South Africa — 0.0%
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 200 206,562
Sasol Financing USA LLC, 6.50%
,
09/27/28 ................. 200 222,563
429,125
South Korea — 0.0%
Kookmin Bank, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.64%), 4.35%
(b)(h)
..... 200 210,725
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%),
5.87%
(b)(h)
................. 200 214,662
SK Battery America, Inc., 2.13%
,
01/26/26 ................. 200 199,122
624,509
Spain — 3.5%
Abertis Infraestructuras Finance BV,
(EUR Swap Annual 5 Year + 3.69%),
3.25%
(b)(h)
................. EUR 100 123,251
Banco Bilbao Vizcaya Argentaria SA,
(USD Swap Semi 5 Year + 3.87%),
6.13%
(b)(h)
................. USD 200 216,750
Banco de Sabadell SA
(b)
:
(EUR Swap Annual 5 Year +
6.20%), 5.75%
(h)
.......... EUR 1,000 1,258,908
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30 .... 600 704,063
(EUR Swap Annual 5 Year +
2.95%), 2.50%, 04/15/31 .... 900 1,072,796
Banco Santander SA
(b)(h)
:
(EUR Swap Annual 5 Year +
5.00%), 5.25% ........... 1,600 2,011,880
(EUR Swap Annual 5 Year +
4.53%), 4.37% ........... 200 247,333
CaixaBank SA, (EUR Swap Annual 5
Year + 6.22%), 6.37%
(b)(h)
...... 2,800 3,616,097
Cellnex Telecom SA, 0.75%
,
11/20/31
(f)
25,900 30,263,017
Cirsa Finance International SARL:
6.25%, 12/20/23 ............ 2,284 2,740,309
7.88%, 12/20/23
(a)
........... USD 1,500 1,526,250
4.75%, 05/22/25 ............ EUR 476 561,804
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(k)
.......... 3,817 4,776,952
10.75%, 09/30/23 ........... 22 27,533
10.75%, 09/30/23 ........... 617 782,440
4.50%, (4.50% Cash or 10.75%
PIK), 11/01/23
(b)( i )
.......... 4,388 3,603,455
4.50%, (4.50% Cash or 11.63%
PIK), 11/01/23
(a)(b)( i )
......... USD 660 449,558
Grupo Antolin-Irausa SA, 3.50%
,
04/30/28 ................. EUR 100 117,206
Security
Par (000)
Par (000) Value
Spain (continued)
Lar Espana Real Estate Socimi SA,
1.75%
,
07/22/26 ............ EUR 200 $ 241,284
Lorca Telecom Bondco SA, 4.00%
,
09/18/27 ................. 424 516,515
Repsol International Finance BV, (EUR
Swap Annual 5 Year + 4.00%),
3.75%
(b)(h)
................. 100 127,645
Telefonica Europe BV
(b)(h)
:
(EUR Swap Annual 10 Year +
4.30%), 5.87% ........... 500 663,110
(EUR Swap Annual 6 Year +
4.11%), 4.37% ........... 100 129,598
(EUR Swap Annual 8 Year +
2.97%), 3.87% ........... 100 129,013
Tendam Brands SAU, (EURIBOR 3
Month + 5.25%), 5.25%
,
09/15/24
(b)
100 118,210
56,024,977
Sweden — 0.1%
Fastighets AB Balder, (EUR Swap
Annual 5 Year + 3.19%), 2.87%
,
06/02/81
(b)
................ 100 118,180
Heimstaden Bostad AB
(b)(h)
:
(EUR Swap Annual 5 Year +
3.91%), 3.38% ........... 100 123,212
(EUR Swap Annual 5 Year +
3.15%), 2.62% ........... 100 117,735
(EUR Swap Annual 5 Year +
3.27%), 3.00% ........... 343 407,934
Verisure Holding AB:
(EURIBOR 3 Month + 5.00%),
5.00%, 04/15/25
(b)
......... 424 512,108
3.88%, 07/15/26 ............ 140 170,499
3.25%, 02/15/27 ............ 422 502,382
Verisure Midholding AB, 5.25%
,
02/15/29 ................. 109 133,258
2,085,308
Switzerland — 1.6%
Cembra Money Bank AG, 0.00%
,
07/09/26
(f)(g)
................ CHF 3,600 4,013,909
Credit Suisse Group AG
(b)(h)
:
(USD Swap Semi 5 Year + 4.60%),
7.50% ................. USD 400 433,000
(USD Swap Rate 5 Year + 4.33%),
7.25% ................. 1,400 1,577,451
(USD Swap Rate 5 Year + 4.33%),
7.25%
(a)
................ 600 676,050
Credit Suisse Group Guernsey VII
Ltd.
(f)
:
Series A, 3.00%, 11/12/21 ..... CHF 6,200 7,220,842
Series AR, 3.00%, 11/12/21
(a)
... 200 232,931
Dufry One BV:
2.50%, 10/15/24 ............ EUR 100 117,370
0.75%, 03/30/26
(f)
........... CHF 5,800 6,100,079
3.38%, 04/15/28 ............ EUR 4,000 4,692,036
25,063,668
Tanzania, United Republic of — 0.0%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 200 207,100
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 200 212,400
419,500

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Thailand — 0.1%
Bangkok Bank PCL
(b)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.73%), 5.00%
(h)
.......... USD 200 $ 210,230
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34 .... 400 415,325
Kasikornbank PCL
(b)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(h)
.......... 200 211,788
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... 330 337,590
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50 ............ 240 225,391
1,400,324
Turkey — 0.0%
Anadolu Efes Biracilik ve Malt Sanayii
A/S, 3.38%
,
06/29/28
(a)
........ 200 204,500
Ukraine — 0.0%
MHP Lux SA, 6.25%
,
09/19/29
(a)
.... 200 198,413
United Arab Emirates — 0.1%
DAE Funding LLC, 3.38%
,
03/20/28
(a)
200 205,312
DP World Salaam, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 5.75%), 6.00%
(b)(h)
..... 200 218,563
Esic Sukuk Ltd., 3.94%
,
07/30/24 ... 425 443,275
Galaxy Pipeline Assets Bidco Ltd.,
2.63%
,
03/31/36 ............ 200 197,750
MAF Sukuk Ltd., 4.64%
,
05/14/29 ... 400 451,204
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 33 33,794
1,549,898
United Kingdom — 8.7%
Barclays plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.87%), 6.13%
(b)(h)
...... 845 940,806
Bellis Acquisition Co. plc, 3.25%
,
02/16/26 ................. GBP 100 138,652
BP Capital Markets plc:
1.00%, 04/28/23
(f)
........... 7,200 10,151,171
(EUR Swap Annual 5 Year +
3.88%), 3.25%
(b)(h)
......... EUR 100 127,799
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.17%),
4.25%
(b)(h)
............... GBP 200 297,460
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 575 604,469
Constellation Automotive Financing plc,
4.88%
,
07/15/27 ............ GBP 100 139,028
CPUK Finance Ltd., 4.50%
,
08/28/27 100 140,856
EC Finance plc, 2.38%
,
11/15/22 ... EUR 3,000 3,560,885
eG Global Finance plc:
4.38%, 02/07/25 ............ 100 116,668
6.25%, 10/30/25 ............ 476 578,433
6.25%, 03/30/26 ............ GBP 7,900 10,953,547
EnQuest plc, 7.00%
,
(7.00% Cash or
7.00% PIK), 10/15/23
(a)(b)( i )
...... USD 4,651 4,262,661
Galaxy Bidco Ltd., 6.50%
,
07/31/26 . GBP 105 153,458
Heathrow Finance plc
(k)
:
5.25%, 03/01/24
(b)
........... 100 144,908
Security
Par (000)
Par (000) Value
United Kingdom (continued)
4.62%, 09/01/29 ............ GBP 115 $ 162,881
HSBC Bank plc
(b)(h)
:
Series 2M, (LIBOR USD 6 Month +
0.25%), 0.75% ........... USD 2,800 2,670,640
Series 3M, (LIBOR USD 6 Month +
0.10%), 0.60% ........... 1,180 1,123,950
Series 1M, (LIBOR USD 6 Month +
0.25%), 0.42% ........... 3,270 3,115,656
Hurricane Finance plc, 8.00%
,
10/15/25 GBP 100 150,801
Iceland Bondco plc, 4.38%
,
05/15/28 100 128,903
International Consolidated Airlines
Group SA:
0.63%, 11/17/22
(f)
........... EUR 1,400 1,613,953
2.75%, 03/25/25 ............ 100 118,206
1.13%, 05/18/28
(f)
........... 12,100 13,712,111
3.75%, 03/25/29 ............ 100 118,252
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(d)(f)(j)
GBP 6,900 1,870,245
Jaguar Land Rover Automotive plc:
4.50%, 01/15/26 ............ EUR 100 122,777
4.50%, 10/01/27
(a)
........... USD 9,829 9,645,198
4.50%, 07/15/28 ............ EUR 3,507 4,191,380
Jerrold Finco plc, 5.25%
,
01/15/27 .. GBP 100 144,771
Marks & Spencer plc, 4.50%
,
07/10/27
(k)
................ 100 149,077
Metrocentre Finance plc, 4.13%
,
(4.13% Cash or 8.75% PIK),
12/06/23
( i )
................. 823 574,934
National Express Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.14%), 4.25%
(b)
(h)
...................... 100 144,379
National Westminster Bank plc, Series
B, (LIBOR USD 6 Month + 0.25%),
0.50%
(b)(h)
................. USD 1,520 1,518,510
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ 11,261 11,443,991
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25 ................. GBP 100 141,300
Premier Foods Finance plc, 3.50%
,
10/15/26 ................. 100 139,097
Punch Finance plc, 6.13%
,
06/30/26 . 3,900 5,503,662
Stonegate Pub Co. Financing 2019 plc,
8.25%
,
07/31/25 ............ 2,698 3,945,794
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 ............ 3,655 5,259,790
8.25%, 07/31/25 ............ 100 146,124
Thames Water Kemble Finance plc,
4.63%
,
05/19/26 ............ 424 606,665
Unique Pub Finance Co. plc (The),
Series N, 6.46%
,
03/30/32
(k)
.... 2,735 4,617,798
Very Group Funding plc (The), 6.50%
,
08/01/26 ................. 5,441 7,550,889
Virgin Media Finance plc, 3.75%
,
07/15/30 ................. EUR 100 118,765
Virgin Media Secured Finance plc,
5.50%
,
05/15/29
(a)
........... USD 400 427,302
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28 ........ GBP 100 141,377
Vmed O2 UK Financing I plc:
4.00%, 01/31/29 ............ 17,315 23,857,256
4.50%, 07/15/31 ............ 425 596,658
Vodafone Group plc
(b)
:
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78 .... EUR 424 571,540

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(EUR Swap Annual 5 Year +
2.67%), 3.10%, 01/03/79 .... EUR 100 $ 123,847
Series NC10, (EUR Swap Annual 5
Year + 3.23%), 3.00%, 08/27/80 100 123,483
138,902,763
United States — 24.2%
Advanced Micro Devices, Inc., 7.50%
,
08/15/22
(l)(m)
............... USD 27,819 29,622,228
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 140 148,442
Allied Universal Holdco LLC:
3.63%, 06/01/28 ............ EUR 217 255,808
4.88%, 06/01/28 ............ GBP 100 137,934
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(c)
.... USD 8,253 8,253,376
American Airlines Pass-Through Trust
(c)
:
Series 2017-2, Class A, 4.13%,
06/15/22 ............... 40,000 39,552,002
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 4,757 4,739,732
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 7,193 7,156,538
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(c)
........... 8,182 8,111,117
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ 150 156,187
Ashton Woods USA LLC, 4.63%
,
08/01/29
(a)
................ 86 86,238
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 5,001 5,351,070
Bausch Health Cos., Inc., 4.88%
,
06/01/28
(a)
................ 103 106,280
Belden, Inc.:
4.13%, 10/15/26 ............ EUR 435 528,899
3.88%, 03/15/28 ............ 100 123,082
3.38%, 07/15/31 ............ 100 119,396
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ USD 64 68,901
Boxer Parent Co., Inc.:
6.50%, 10/02/25 ............ EUR 394 492,882
7.13%, 10/02/25
(a)
........... USD 2,286 2,437,973
Boyd Gaming Corp.:
8.63%, 06/01/25
(a)
........... 150 163,499
4.75%, 12/01/27 ............ 34 35,232
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
200 205,340
Buckeye Partners LP:
4.15%, 07/01/23 ............ 202 208,683
4.35%, 10/15/24 ............ 275 288,063
4.13%, 03/01/25
(a)
........... 125 129,584
BY Crown Parent LLC, 4.25%
,
01/31/26
(a)
................ 82 86,100
Caesars Entertainment, Inc.
(a)
:
6.25%, 07/01/25 ............ 1,170 1,234,350
8.13%, 07/01/27 ............ 374 411,280
Caesars Resort Collection LLC, 5.75%
,
07/01/25
(a)
................ 225 236,531
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 129 131,912
Calpine Corp., 5.13%
,
03/15/28
(a)
... 31 31,387
Carnival Corp.:
11.50%, 04/01/23
(a)
.......... 1,045 1,178,237
10.13%, 02/01/26 ........... EUR 9,430 12,853,997
7.63%, 03/01/26 ............ 100 128,874
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 500 484,982
Security
Par (000)
Par (000) Value
United States (continued)
Catalent Pharma Solutions, Inc.:
2.38%, 03/01/28 ............ EUR 418 $ 499,076
Cedar Fair LP, 5.50%
,
05/01/25
(a)
... USD 397 411,887
Centene Corp.:
2.45%, 07/15/28 ............ 529 536,274
2.63%, 08/01/31 ............ 360 362,700
Centennial Resource Production LLC,
5.38%
,
01/15/26
(a)
........... 24 23,109
Chemours Co. (The), 4.00%
,
05/15/26 EUR 100 121,117
Cheniere Energy Partners LP, 4.50%
,
10/01/29 ................. USD 19 20,496
Cheniere Energy, Inc., 4.63%
,
10/15/28 183 192,915
Chesapeake Energy Corp., 5.50%
,
02/01/26
(a)
................ 125 130,313
Clarios Global LP, 4.38%
,
05/15/26 .. EUR 425 520,803
Commercial Metals Co., 5.38%
,
07/15/27 ................. USD 172 180,535
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 3,350 3,400,250
CommScope , Inc.
(a)
:
6.00%, 03/01/26 ............ 9,135 9,523,238
8.25%, 03/01/27 ............ 8,126 8,603,402
Coty, Inc.:
4.00%, 04/15/23 ............ EUR 424 498,820
3.88%, 04/15/26 ............ 206 245,284
4.75%, 04/15/26 ............ 100 115,363
Dana Financing Luxembourg SARL,
3.00%
,
07/15/29 ............ 100 122,206
DaVita, Inc., 4.63%
,
06/01/30
(a)
.... USD 593 613,014
DIRECTV Holdings LLC, 5.88%
,
08/15/27
(a)
................ 2,001 2,068,834
Dun & Bradstreet Corp. (The)
(a)
:
6.88%, 08/15/26 ............ 904 957,110
10.25%, 02/15/27 ........... 12,140 13,247,411
Encore Capital Group, Inc., 4.88%
,
10/15/25 ................. EUR 100 124,722
Energizer Gamma Acquisition BV,
3.50%
,
06/30/29 ............ 100 118,773
Ford Motor Credit Co. LLC, 2.33%
,
11/25/25 .................. 100 124,283
Forestar Group, Inc.
(a)
:
3.85%, 05/15/26 ............ USD 115 116,150
5.00%, 03/01/28 ............ 1,399 1,457,576
Frontier Communications Corp.
(a)
:
5.88%, 10/15/27 ............ 4,000 4,274,600
5.00%, 05/01/28 ............ 2,511 2,597,353
6.75%, 05/01/29 ............ 4,253 4,529,445
Frontier Communications Holdings LLC,
5.88%
,
11/01/29 ............ 412 421,278
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 3,760 4,111,710
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,500 1,631,250
Gap, Inc. (The), 8.38%
,
05/15/23
(a)
.. 2,050 2,290,875
GLP Capital LP, 4.00%
,
01/15/31 ... 213 232,956
Goodyear Tire & Rubber Co. (The),
9.50%
,
05/31/25 ............ 4,156 4,601,523
Hanesbrands, Inc., 5.38%
,
05/15/25
(a)
4,818 5,059,382
Homes by West Bay LLC, 9.50%
,
04/30/27
(c)
................ 1,201 1,178,541
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 363 384,326

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Illuminate Buyer LLC, 9.00%
,
07/01/28
(a)
................ USD 67 $ 74,538
IQVIA, Inc., 5.00%
,
10/15/26
(a)
..... 3,500 3,596,250
Iron Mountain, Inc.
(a)
:
4.88%, 09/15/27 ............ 1,000 1,036,250
5.00%, 07/15/28 ............ 7,525 7,816,594
Kraton Polymers LLC, 5.25%
,
05/15/26 EUR 424 516,123
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.63%
,
05/23/59
(b)
................ 100 123,614
Lightning eMotors , Inc., 7.50%
,
05/15/24
(a)(f)
................ USD 200 139,000
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 815 834,316
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 7,936 8,226,854
Lumen Technologies, Inc.
(a)
:
5.13%, 12/15/26 ............ 1,070 1,112,072
4.00%, 02/15/27 ............ 146 150,015
5.38%, 06/15/29 ............ 2,250 2,306,250
Macy's, Inc., 8.38%
,
06/15/25
(a)(m)
... 9,432 10,280,880
Marriott International, Inc., Series FF,
4.63%
,
06/15/30 ............ 155 179,479
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... 351 371,183
MGM Growth Properties Operating
Partnership LP, 5.75%
,
02/01/27 . 101 112,868
Microchip Technology, Inc., 4.25%
,
09/01/25 ................. 16,436 17,314,774
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 284 285,420
MoneyGram International, Inc., 5.38%
,
08/01/26
(a)
................ 776 805,100
NCR Corp., 8.13%
,
04/15/25
(a)
..... 5,000 5,431,250
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 108 114,910
Nexstar Broadcasting, Inc., 4.75%
,
11/01/28
(a)
................ 185 190,779
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
17 17,972
Novelis Sheet Ingot GmbH, 3.38%
,
04/15/29 ................. EUR 100 122,843
OI European Group BV:
3.13%, 11/15/24 ............ 533 655,868
2.88%, 02/15/25 ............ 533 641,755
Organon & Co.:
2.88%, 04/30/28 ............ 100 120,879
4.13%, 04/30/28
(a)
........... USD 1,000 1,025,410
Pacific Gas & Electric Co.:
2.10%, 08/01/27 ............ 2,000 1,945,616
4.50%, 07/01/40 ............ 2,000 2,019,049
4.60%, 06/15/43 ............ 750 756,113
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 388 396,730
Party City Holdings, Inc., 8.75%
,
02/15/26
(a)
................ 1,750 1,852,760
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 778 838,295
PetSmart, Inc.
(a)
:
4.75%, 02/15/28 ............ 2,000 2,076,600
7.75%, 02/15/29 ............ 1,000 1,096,270
PG&E Corp., 5.00%
,
07/01/28 ..... 2,000 1,947,500
Pitney Bowes, Inc.
(a)
:
6.88%, 03/15/27 ............ 5,100 5,415,588
7.25%, 03/15/29 ............ 3,750 4,022,438
Security
Par (000)
Par (000) Value
United States (continued)
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ USD 73 $ 72,818
Prime Security Services Borrower LLC,
3.38%
,
08/31/27
(a)
........... 1,000 972,700
PTC, Inc., 3.63%
,
02/15/25
(a)
...... 2,500 2,568,750
Quicken Loans LLC, 3.63%
,
03/01/29
(a)
292 292,730
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ 100 104,228
Renewable Energy Group, Inc., 5.88%
,
06/01/28
(a)
................ 59 61,507
Sabre GLBL, Inc.
(a)
:
9.25%, 04/15/25 ............ 6,007 7,028,190
7.38%, 09/01/25 ............ 2,734 2,919,828
SeaWorld Parks & Entertainment,
Inc.
(a)
:
8.75%, 05/01/25 ............ 399 428,925
9.50%, 08/01/25 ............ 105 113,400
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 1,481 1,565,743
Service Properties Trust:
5.00%, 08/15/22 ............ 443 448,976
4.50%, 06/15/23 ............ 3,245 3,318,012
7.50%, 09/15/25 ............ 129 145,448
Silgan Holdings, Inc., 3.25%
,
03/15/25 EUR 533 637,835
SM Energy Co., 10.00%
,
01/15/25
(a)
. USD 2,519 2,802,388
Sprint Corp.
(m)
:
7.88%, 09/15/23 ............ 3,980 4,502,972
7.13%, 06/15/24 ............ 6,020 6,921,495
SRM Escrow Issuer LLC, 6.00%
,
11/01/28
(a)
................ 927 989,573
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 65 66,300
Standard Industries, Inc., 2.25%
,
11/21/26 .................. EUR 109 127,297
Staples, Inc.
(a)
:
7.50%, 04/15/26 ............ USD 8,509 8,636,635
10.75%, 04/15/27 ........... 1,000 970,000
SUN Country Marine, Inc., Series 2019-
1C, 7.00%
,
12/15/23
(c)
........ 16,355 15,987,259
Talen Energy Supply LLC, 6.50%
,
06/01/25 ................. 103 60,739
TEGNA, Inc., 4.63%
,
03/15/28 ..... 11 11,330
Tenet Healthcare Corp.
(a)
:
4.63%, 06/15/28 ............ 45 46,569
4.25%, 06/01/29 ............ 194 197,880
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 ............ 10 10,850
5.70%, 06/15/28 ............ 29 32,119
Triton Water Holdings, Inc., 6.25%
,
04/01/29
(a)
................ 238 238,298
UGI International LLC, 3.25%
,
11/01/25 EUR 424 513,101
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%
,
10/15/27 ................. USD 1,004 1,116,320
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 814 835,815
Veritas US, Inc., 7.50%
,
09/01/25
(a)
.. 389 402,615
VICI Properties LP
(a)
:
3.50%, 02/15/25 ............ 36 36,629
4.63%, 12/01/29 ............ 35 37,450
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 165 170,638
WESCO Distribution, Inc.
(a)
:
7.13%, 06/15/25 ............ 4,227 4,543,983

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
7.25%, 06/15/28 ............ USD 3,490 $ 3,884,370
William Carter Co. (The)
(a)
:
5.50%, 05/15/25 ............ 3,500 3,684,170
5.63%, 03/15/27 ............ 24 25,110
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
................ 517 537,525
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 18,010 19,195,058
XHR LP
(a)
:
6.38%, 08/15/25 ............ 119 126,906
4.88%, 06/01/29 ............ 60 61,317
Yum! Brands, Inc., 7.75%
,
04/01/25
(a)
2,472 2,672,850
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 1,400 1,393,000
388,392,892
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29 ............ 250 246,766
Total Corporate Bonds — 57.0%
(Cost: $948,154,253) ............................. 916,717,828
Floating Rate Loan Interests — 24.7%
Canada — 0.8%
(b)
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.09%
,
 06/02/25 ............ 1,000 992,500
Clarios Global LP, 1st Lien Term Loan,
(EURIBOR 1 Month + 3.25%),
3.25%
,
 04/30/26 ............ EUR 7,000 8,222,788
Knowlton Development Corp., Inc.,
Term Loan, 12/22/25
(n)
........ 995 1,182,945
Raptor Acquisition Corp., Term Loan B,
11/01/26
(n)
................ USD 60 59,963
Titan Acquisition Ltd., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.17%
,
 03/28/25 ............ 1,393 1,363,582
Trader Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.00%
,
 09/28/23
(c)
........... 1,188 1,182,347
13,004,125
France — 2.0%
(b)
Banijay Entertainment SAS, Facility
Term Loan B, (EURIBOR 3 Month +
3.75%), 3.75%
,
 03/01/25 ...... EUR 4,000 4,734,703
CAB, Facility Term Loan B, (EURIBOR
6 Month + 3.50%), 3.50%
,
 02/09/28 5,000 5,883,088
Claudius Finance Parent SARL, Term
Loan B, (EURIBOR 3 Month +
3.50%), 3.50%
,
 07/05/28 ...... 3,000 3,541,739
Elsan SAS, Facility Term Loan B5,
(LIBOR USD 3 Month + 3.50%),
3.50%
,
 06/16/28 ............ 1,000 1,180,959
Foncia Management, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 03/27/28 ............ 6,500 7,634,290
Inovie Group, Facility Term Loan B,
(EURIBOR 3 Month + 3.75%),
3.75%
,
 03/03/28 ............ 1,000 1,185,515
Siaci Saint Honore , Term Loan,
07/21/28
(n)
................ 1,500 1,774,927
Tarkett SA, Term Loan B, 07/03/28
(n)
. 3,000 3,516,508
Security
Par (000)
Par (000) Value
France (continued)
ZF Invest, Term Loan B, 06/30/28
(n)
.. EUR 1,600 $ 1,888,035
31,339,764
Germany — 0.8%
(b)
CTC AcquiCo GmbH, Facility Term
Loan B1, (EURIBOR 3 Month +
2.50%), 2.50%
,
 03/07/25 ...... 4,000 4,681,892
Nidda Healthcare Holding GmbH,
Facility Term Loan F, (EURIBOR 3
Month + 3.50%), 3.50%
,
 08/21/26 2,900 3,401,733
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%
,
 01/16/25 ............ 3,000 3,513,162
Zephyr German BidCo GmbH, Facility
Term Loan B1, (EUR002M + 3.75%),
3.75%
,
 03/10/28 ............ 1,000 1,183,961
12,780,748
Ireland — 0.5%
Virgin Media Ireland Ltd., Facility Term
Loan B1, (EURIBOR 6 Month +
3.50%), 3.50%
,
 07/15/29
(b)
..... 7,000 8,245,209
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan
(c)
:
(LIBOR GBP 1 Month + 16.50%),
16.75%, 11/10/27
(b)
........ GBP 243 271,371
0.00%, 11/10/29
(o)
........... 213 59,330
330,701
Luxembourg — 1.4%
(b)
Concrete Investment II SCA, Facility
Term Loan A2, (EURIBOR 6 Month +
2.00%), 2.00%
,
 10/30/21
(c)
..... EUR 77 9
Connect Finco SARL, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.50%
,
 12/11/26 ............ USD 888 887,395
Froneri International Ltd., Facility 1st
Lien Term Loan B1, (EURIBOR 3
Month + 2.38%), 2.38%
,
 01/29/27 EUR 1,000 1,160,425
Herens Holdco SARL, Facility Term
Loan B, (EURIBOR 6 Month +
4.00%), 4.00%
,
 05/15/28 ...... 4,400 5,202,224
Ion Trading Finance Ltd., Term Loan,
(EURIBOR 3 Month + 4.25%),
4.25%
,
 04/01/28 ............ 2,000 2,372,168
Jazz Pharmaceuticals plc, Term Loan:
(LIBOR USD 2 Month + 3.50%),
3.50%, 05/05/28 .......... 2,000 2,369,107
(LIBOR USD 1 Month + 3.50%),
4.00%, 05/05/28 .......... USD 4,500 4,504,230
LSF10 XL Bidco SCA, Facility Term
Loan B4, 04/12/28
(n)
.......... EUR 2,500 2,954,801
Sunshine Luxembourg VII SARL,
Facility Term Loan B3, (LIBOR USD
3 Month + 3.75%), 4.50%
,
 10/01/26 USD 3,138 3,137,800
Travelport Finance (Luxembourg)
SARL, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.15%
,
 05/29/26 ............ 372 315,058
Travelport Finance (Luxembourg)
SARL, Term Loan, (LIBOR USD 3
Month + 1.50%), 2.50%
,
 02/28/25 348 353,306
23,256,523

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Netherlands — 1.7%
(b)
Adevinta ASA, Facility Term Loan B2,
06/26/28
(n)
................ USD 750 $ 748,688
Boels Topholding BV, Facility Term Loan
B, (EURIBOR 3 Month + 3.75%),
3.75%
,
 02/06/27 ............ EUR 1,000 1,177,353
Flutter Entertainment plc, Term Loan,
(LIBOR USD 2 Month + 2.25%),
2.40%
,
 07/21/26 ............ USD 747 740,940
KOUTI BV, Term Loan, 06/30/28
(n)
.. EUR 2,800 3,305,723
Nobel Bidco BV, Facility Term Loan B,
06/23/28
(n)
................ 5,000 5,900,882
Peer Holding III BV, Facility Term Loan
B:
(EURIBOR 3 Month + 3.00%),
3.25%, 03/07/25 .......... 7,688 9,042,873
(EURIBOR 3 Month + 3.25%),
3.50%, 01/16/27 .......... 5,500 6,496,973
27,413,432
Norway — 0.2%
Adevinta ASA, Facility Term Loan B1,
06/26/28
(b)(n)
............... 2,000 2,366,070
Singapore — 0.2%
Grab Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.50%),
5.50%
,
 01/29/26
(b)(c)
.......... USD 3,295 3,311,216
Spain — 0.7%
(b)
Lorca Holdco Ltd., Term Loan B2,
(EURIBOR 6 Month + 4.25%),
4.25%
,
 09/17/27 ............ EUR 3,000 3,561,704
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 4.75%
,
 07/01/26 ...... 1,281 1,352,381
Promotora de Informaciones SA, Term
Loan, (EURIBOR 6 Month + 4.50%),
4.50%
,
 03/31/25 ............ 6,135 6,758,341
11,672,426
Sweden — 1.0%
(b)
Anticimex International AB, Term Loan
B2, 07/21/28
(n)
.............. 2,000 2,368,941
Verisure Holding AB, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 03/27/28 ............ 10,971 12,934,009
15,302,950
United Kingdom — 1.4%
(b)
Bellis Acquisition Co. plc, Facility Term
Loan B, (EURIBOR 3 Month +
2.75%), 2.75%
,
 02/12/26 ...... 6,053 7,147,372
Crown Finance US, Inc., Term Loan,
02/28/25
(n)
................ 2,499 2,380,334
Entain Holdings Ltd., Term Loan B,
03/29/27
(n)
................ USD 560 557,665
Froneri International Ltd., Facility 1st
Lien Term Loan B2, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 01/29/27 961 942,742
Jackpotjoy plc, Facility Term Loan B,
(LIBOR GBP 1 Month + 4.25%),
4.25%
,
 12/05/24 ............ GBP 524 724,455
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24 ............ EUR 2,968 3,507,403
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Synlab Bondco plc, Facility Term Loan,
(EURIBOR 6 Month + 2.50%),
2.50%
,
 07/01/27 ............ EUR 1,250 $ 1,466,798
Virgin Media SFA Finance Ltd., Facility
Term Loan M, 11/15/27
(n)
....... GBP 4,664 6,375,881
23,102,650
United States — 14.0%
2U, Inc., Term Loan, (LIBOR USD 6
Month + 5.75%), 6.50%
,
 12/30/24
(b)(c)
USD 621 621,000
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
4.75%
,
 05/17/28
(b)
........... 349 346,438
Acuris Finance US, Inc., Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 02/16/28
(b)
........... 152 151,928
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 5.50%
,
 02/02/26
(b)
..... 179 177,089
AlixPartners LLP, Term Loan,
(EURIBOR 3 Month + 3.25%),
3.25%
,
 02/04/28
(b)
........... EUR 998 1,172,374
Alliant Holdings Intermediate LLC,
Term Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 05/09/25
(b)
..... USD 748 737,786
American Rock Salt Co. LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 06/09/28
(b)
..... 94 94,039
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.25%), 3.75%
,
 09/19/24
(b)
..... 1,749 1,742,249
AssuredPartners , Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
3.59%
,
 02/12/27
(b)
........... 748 738,750
athenahealth , Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.41%
,
 02/11/26
(b)
........... 64 63,760
Avaya, Inc., Term Loan B1, 12/15/27
(b)(n)
1,500 1,501,875
Avaya, Inc., Term Loan B2,
(LIBOR USD 1 Month + 4.00%),
4.09%
,
 12/15/27
(b)
........... 500 499,730
AVSC Holding Corp., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.25%), 4.50%
,
 03/03/25
(b)
..... 978 871,752
AVSC Holding Corp., 1st Lien Term
Loan B3, 5.00%
,
 10/15/26
(o)
..... 298 351,609
Barracuda Networks, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 02/12/25
(b)
..... 4,055 4,056,712
Barracuda Networks, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.50%
,
 10/30/28
(b)(c)
.... 1,810 1,840,553
Belron Finance US LLC, Term Loan,
(LIBOR USD 3 Month + 2.25%),
2.44%
,
 11/13/25
(b)(c)
.......... 499 493,111
Brand Energy & Infrastructure Services,
Inc., Term Loan, (LIBOR USD 3
Month + 4.25%), 5.25%
,
 06/21/24
(b)
1,500 1,470,013
BY Crown Parent LLC, Term Loan B1,
(LIBOR USD 1 Month + 3.00%),
4.00%
,
 02/02/26
(b)
........... 1,094 1,086,875
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(b)
........... 104 103,848

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
4.50%), 4.59%
,
 07/21/25
(b)
..... USD 216 $ 216,365
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month +
3.00%), 4.00%
,
 10/30/26
(b)
..... 1,823 1,822,101
CHI Overhead Doors, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.50%), 4.50%
,
 07/31/25
(b)(c)
.... 48 47,600
Chobani LLC, Term Loan, (LIBOR
USD 1 Month + 3.50%),
4.50%
,
 10/25/27
(b)
........... 1,726 1,723,800
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.25%
,
 04/05/28
(b)
..... 167 165,539
Clarios Global LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.34%
,
 04/30/26
(b)
........... 939 931,080
Cloudera, Inc., Term Loan, (LIBOR
USD 1 Month + 2.50%),
3.25%
,
 12/22/27
(b)
........... 746 745,317
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.25%
,
 05/14/28
(b)(c)
.......... 113 112,435
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 05/17/28
(b)
..... 90 89,719
CoreLogic , Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 06/02/28
(b)
........... 744 739,581
Coty, Inc., Term Loan B, 04/07/25
(b)(n)
. EUR 1,552 1,776,254
CP Atlas Buyer, Inc., Term Loan B,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 11/23/27
(b)
........... USD 283 281,265
CPG International LLC, Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.25%
,
 05/05/24
(b)
........... 226 225,291
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.75%), 4.75%
,
 04/09/27
(b)
..... 1,551 1,549,698
Delta Topco, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/01/27
(b)
........... 5,840 5,834,289
Delta Topco, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/01/28
(b)
........... 2,559 2,584,590
DirectV Financing LLC, Term Loan,
08/02/27
(b)(n)
............... 376 375,109
DT Midstream, Inc., Term Loan,
06/26/28
(b)(n)
............... 311 310,055
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 02/06/26
(b)
..... 10,249 10,157,628
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 7.50%),
8.25%
,
 05/01/28
(b)(c)
.......... 403 410,052
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.75%), 8.75%
,
 07/31/28
(b)
..... 561 579,232
Epicor Software Corp., Term Loan C,
(LIBOR USD 1 Month + 3.25%),
4.00%
,
 07/30/27
(b)
........... 1,281 1,276,644
Security
Par (000)
Par (000) Value
United States (continued)
Equinox Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.00%), 4.00%
,
 03/08/24
(b)
..... USD 2,169 $ 2,001,380
eResearchTechnology , Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%
,
 02/04/27
(b)
..... 992 993,563
Everi Payments, Inc., Term Loan,
(LIBOR USD 1 Month + 10.50%),
11.50%
,
 05/09/24
(b)(c)
......... 79 82,368
Flexera Software LLC, 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 03/03/28
(b)
..... 3,410 3,409,071
Forterra Finance LLC, Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/25/23
(b)
........... 531 530,419
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 01/31/28
(b)
375 370,699
Frontier Communications Holdings,
LLC, Term Loan B, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 05/01/28
(b)
4,532 4,523,168
Gentiva Health Services, Inc., 1st Lien
Term Loan B1, (LIBOR USD 1 Month
+ 2.75%), 2.88%
,
 07/02/25
(b)
.... 16,809 16,735,671
Go Daddy Operating Co. LLC, Term
Loan B4, (LIBOR USD 1 Month +
2.00%), 2.09%
,
 08/10/27
(b)
..... 405 400,241
Golden Nugget, Inc., Term Loan B,
(LIBOR USD 2 Month + 2.50%),
3.25%
,
 10/04/23
(b)
........... 247 243,971
Green Plains OPCO, Term Loan,
01/01/38
(b)(n)
............... 461 461,000
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 12/01/27
(b)
..... 2,736 2,737,728
HCRX Investments HoldCo ., Term Loan
B, 07/14/28
(b)(n)
............. 186 185,128
Herschend Entertainment Co. LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%
,
 08/25/25
(b)(c)
.... 484 487,973
Hertz Corp. (The), Term Loan B,
06/30/28
(b)(n)
............... 3,521 3,498,696
Hertz Corp. (The), Term Loan C,
06/30/28
(b)(n)
............... 664 659,370
Hilton Grand Vacations Borrower LLC,
Term Loan, 05/19/28
(b)(n)
....... 503 500,988
HUB International Ltd., Term Loan,
(LIBOR USD 2 Month + 2.75%),
2.86% - 2.88%
,
 04/25/25
(b)
..... 280 276,088
Hyland Software, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 07/01/24
(b)
..... 3,009 3,007,984
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(o)
........... 11,176 11,393,932
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.34%
,
 02/25/27
(b)
........... 10,232 10,109,793
IRB Holding Corp., Term Loan B,
(LIBOR USD 3 Month + 2.75%),
3.75%
,
 02/05/25
(b)
........... 499 495,764
ITT Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
3.25%
,
 07/10/28
(b)
........... 152 151,240

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 04/26/28
(b)(c)
.......... USD 291 $ 291,727
Jeld-Wen , Inc., Term Loan B, 07/14/28
(b)
(n)
...................... 324 323,394
Jo-Ann Stores LLC, Term Loan
B1, (USD003M + 4.75%),
5.50%
,
 07/07/28
(b)
........... 120 119,370
LBM Acquisition LLC, 1st Lien Term
Loan,
 12/17/27
(b)(n)
............... 928 916,602
LBM Acquisition LLC, Delayed Draw 1st
Lien Term Loan
(b)(n)
:
 12/17/27 ................. 221 217,868
 12/17/27 ................. 108 107,127
Live Nation Entertainment, Inc., Term
Loan B4, (LIBOR USD 1 Month +
1.75%), 1.88%
,
 10/19/26
(b)
..... 686 664,177
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.85%
,
 08/31/27
(b)
........... 7,905 7,869,464
Lummus Technology Holdings V LLC,
Term Loan B, (LIBOR USD 1 Month
+ 3.50%), 3.59%
,
 06/30/27
(b)
.... 783 776,093
Magenta Buyer LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
0.00%), 0.00%
,
 07/27/28
(b)
..... 821 816,640
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
8.25%), 0.00%
,
 07/27/29
(b)
..... 1,054 1,047,412
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.75%
,
 05/04/28
(b)
........... 1,196 1,193,943
McAfee LLC, Term Loan B,
(LIBOR USD 1 Month + 3.75%),
3.84%
,
 09/30/24
(b)
........... 3,660 3,654,518
Mercury Borrower, Inc., 2nd Lien Term
Loan, 08/02/29
(b)(c)(n)
.......... 598 592,020
Metro-Goldwyn-Mayer, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%
,
 07/03/26
(b)
..... 1,020 1,018,297
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/02/28
(b)
1,330 1,328,245
MetroNet Systems Holdings LLC,
Delayed Draw 1st Lien Term Loan,
06/02/28
(b)(n)
............... 148 147,583
MH Sub I LLC, 1st Lien Term Loan
(b)
:
(LIBOR USD 1 Month + 3.50%),
3.59%, 09/13/24 .......... 997 990,038
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 .......... 879 877,855
MH Sub I LLC, 2nd Lien Term Loan,
(LIBOR USD 1 Month + 6.25%),
6.34%
,
 02/23/29
(b)
........... 637 645,230
MI Windows and Doors LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.50%
,
 12/18/27
(b)
..... 253 252,540
Michaels Co. Inc., Term Loan B,
(LIBOR USD 1 Month + 4.25%),
5.00%
,
 04/15/28
(b)
........... 89 89,000
Security
Par (000)
Par (000) Value
United States (continued)
Midas Intermediate Holdco II LLC,
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.50%
,
 12/22/25
(b)
..... USD 1,217 $ 1,166,834
Misys Ltd., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/13/24
(b)
........... 1,492 1,466,862
Option Care Health, Inc., Term Loan
B, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 08/06/26
(b)
........... 499 496,116
Optiv , Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.25%
,
 02/01/24
(b)
........... 498 485,699
Organon & Co., Term Loan,
(LIBOR USD 6 Month + 3.00%),
3.00%
,
 06/02/28
(b)
........... EUR 5,000 5,895,663
Packers Holdings LLC, Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.00%
,
 03/09/28
(b)
........... USD 748 740,330
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.00%
,
 12/28/27
(b)
..... 94 92,810
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 02/01/28
(b)
........... 1,749 1,746,448
Peraton Corp., 2nd Lien Term Loan
B1, (LIBOR USD 1 Month + 7.75%),
8.50%
,
 02/01/29
(b)
........... 541 549,115
PetSmart LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%),
4.50%
,
 02/11/28
(b)
........... 1,712 1,710,288
PG&E Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
3.50%
,
 06/23/25
(b)
........... 765 744,860
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
2.84%
,
 03/13/28
(b)
........... 1,241 1,230,814
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(b)
5,070 5,039,313
Proofpoint , Inc., 2nd Lien Term Loan,
06/08/29
(b)(n)
............... 733 742,162
Proofpoint , Inc., Term Loan, 06/09/28
(b)
(n)
...................... 1,138 1,126,051
RealPage , Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/24/28
(b)
........... 2,499 2,482,380
RealPage , Inc., 2nd Lien Term Loan,
(LIBOR USD 1 Month + 6.50%),
7.25%
,
 04/23/29
(b)(c)
.......... 1,293 1,329,730
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 04/27/28
(b)
..... 6,504 6,451,507
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 8.50%
,
 04/27/29
(b)
..... 2,891 2,839,923
Redstone HoldCo 2 LP, Delayed Draw
1st Lien Term Loan, 04/27/28
(b)(n)
. 2,546 2,525,007
Redstone HoldCo 2 LP, Delayed Draw
2nd Lien Term Loan, 04/27/29
(b)(n)
. 1,657 1,628,487
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 03/16/27
(b)
..... 446 445,687

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 08/01/25
(b)
..... USD 655 $ 650,242
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.25%
,
 09/23/27
(b)
..... 84 84,054
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 04/03/28
(b)(c)
.......... 260 254,800
Sophia LP, 2nd Lien Term Loan,
(LIBOR USD 3 Month + 8.00%),
9.00%
,
 10/09/28
(b)
........... 2,250 2,317,500
Sophia LP, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 10/07/27
(b)
1,120 1,118,768
Sotheby's, Term Loan, (LIBOR USD 3
Month + 4.75%), 5.50%
,
 01/15/27
(b)
742 741,668
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 3
Month + 4.25%), 5.00%
,
 06/08/28
(b)
73 73,070
SRS Distribution, Inc., Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 06/02/28
(b)
........... 1,304 1,293,946
Station Casinos LLC, Facility Term Loan
B1, 02/08/27
(b)(n)
............. 1,000 982,640
Surf Holdings SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 3.63%
,
 03/05/27
(b)
..... 2,487 2,459,113
Tekni-Plex , Inc., Delayed Draw Term
Loan, 07/29/28
(b)(c)(n)
.......... 73 72,671
Tekni-Plex , Inc., Term Loan, 07/29/28
(b)
(c)(n)
..................... 513 512,327
Tempo Acquisition LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.34%
,
 11/02/26
(b)
........... 2,323 2,318,318
The Enterprise Development Authority,
Term Loan B, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/28/28
(b)(c)
... 271 270,575
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.25%), 7.35%
,
 03/03/28
(b)
..... 632 636,651
Trans Union LLC, Term Loan B5,
(LIBOR USD 1 Month + 1.75%),
1.84%
,
 11/16/26
(b)
........... 341 336,959
Triton Water Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 4.00%
,
 03/31/28
(b)
..... 1,704 1,689,942
Uber Technologies, Inc., Term Loan,
02/25/27
(b)(n)
............... 997 992,894
UKG, Inc., 1st Lien Term Loan
(b)
:
(LIBOR USD 1 Month + 3.75%),
3.84%, 05/04/26 .......... 2,162 2,159,413
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 .......... 7,638 7,628,827
UKG, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.75%),
7.50%
,
 05/03/27
(b)
........... 1,433 1,453,893
United AirLines , Inc., Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 04/21/28
(b)
........... —
(p)
493
Univision Communications, Inc., Term
Loan B, 05/05/28
(b)(n)
.......... 2,000 1,992,820
Veritas US, Inc., Term Loan B
(b)
:
(EURIBOR 3 Month + 4.75%),
5.75%, 09/01/25 .......... EUR 4,273 5,106,583
Security
Par (000)
Par (000) Value
United States (continued)
(LIBOR USD 3 Month + 5.00%),
6.00%, 09/01/25 .......... USD 1,904 $ 1,914,060
Verscend Holding Corp., Term Loan
B1, (LIBOR USD 1 Month + 4.00%),
4.09%
,
 08/27/25
(b)
........... 149 148,795
Vertiv Group Corp., Term Loan B,
(LIBOR USD 1 Month + 2.75%),
2.85%
,
 03/02/27
(b)
........... 988 977,504
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.09%
,
 02/28/27
(b)
........... 5,146 5,094,732
Wand Newco 3, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month +
3.00%), 3.09%
,
 02/05/26
(b)
..... 499 491,433
Whatabrands LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
2.84%
,
 07/31/26
(b)
........... 480 479,126
White Cap Buyer LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.50%
,
 10/19/27
(b)
........... 697 696,735
Wilsonart LLC, Term Loan E,
(LIBOR USD 3 Month + 3.50%),
4.50%
,
 12/31/26
(b)
........... 494 491,020
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 3.25%
,
 03/24/28
(b)
..... 61 60,695
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/21/27
(b)
..... 152 151,115
Zayo Group Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.09%
,
 03/09/27
(b)
........... 1,336 1,313,523
225,173,504
Total Floating Rate Loan Interests — 24.7%
(Cost: $396,716,989) ............................. 397,299,318
Foreign Agency Obligations — 1.6%
Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC,
6.88%
,
10/05/25 ............ 252 289,375
Colombia — 0.0%
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(a)
........... 200 196,050
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25 ..... EUR 343 416,446
France — 1.1%
Electricite de France SA:
0.00%, 09/14/24
(f)(g)
.......... 6,995 1,162,802
(GBP Swap 13 Year + 3.96%),
6.00%
(b)(h)
............... GBP 2,800 4,379,668
(BPSWS15 + 3.32%), 5.87%
(b)(h)
. 1,900 3,025,883
(EUR Swap Annual 5 Year +
4.00%), 3.37%
(b)(h)
......... EUR 7,000 8,834,360
17,402,713
Greece — 0.0%
Public Power Corp. SA:
3.88%, 03/30/26 ............ 100 123,503
3.38%, 07/31/28 ............ 110 133,230
256,733

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
India — 0.1%
Export-Import Bank of India, 3.88%
,
02/01/28 ................. USD 200 $ 217,600
Oil India Ltd., 5.13%
,
02/04/29 ..... 240 272,070
Power Finance Corp. Ltd., 4.50%
,
06/18/29 ................. 200 214,162
703,832
Indonesia — 0.1%
Pertamina Persero PT:
3.65%, 07/30/29 ............ 231 247,285
6.50%, 05/27/41 ............ 300 391,875
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 6.25%
,
01/25/49 ................. 200 253,163
892,323
Italy — 0.2%
Banca Monte dei Paschi di Siena SpA :
2.63%, 04/28/25 ............ EUR 343 418,643
1.88%, 01/09/26 ............ 1,900 2,272,740
Poste Italiane SpA :
(EURIBOR Swap Rate 5 Year +
2.68%), 2.62%
(b)(h)
......... 424 501,184
3,192,567
Mexico — 0.1%
Petroleos Mexicanos :
6.50%, 03/13/27 ............ USD 463 490,317
6.35%, 02/12/48 ............ 335 285,797
7.69%, 01/23/50 ............ 297 287,570
1,063,684
Morocco — 0.0%
OCP SA, 3.75%
,
06/23/31
(a)
....... 200 202,562
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31 ..... 200 197,800
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(a)
................ 352 347,811
Total Foreign Agency Obligations — 1.6%
(Cost: $23,889,398) .............................. 25,161,896
Foreign Government Obligations — 0.8%
Argentina — 0.0%
Argentine Republic (The), 2.50%
,
07/09/41
(k)
................ 438 163,585
Bahrain — 0.0%
Kingdom of Bahrain:
6.75%, 09/20/29 ............ 219 237,040
5.25%, 01/25/33
(a)
........... 200 192,063
429,103
Colombia — 0.1%
Republic of Colombia:
4.50%, 01/28/26 ............ 336 365,463
3.88%, 04/25/27 ............ 340 359,826
3.13%, 04/15/31 ............ 319 312,082
1,037,371
Dominican Republic — 0.1%
Dominican Republic Government Bond:
5.95%, 01/25/27 ............ 440 493,487
4.50%, 01/30/30
(a)
........... 244 249,765
Security
Par (000)
Par (000) Value
Dominican Republic (continued)
4.88%, 09/23/32
(a)
........... USD 450 $ 466,875
6.40%, 06/05/49 ............ 150 163,059
1,373,186
Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 05/29/24
(a)
........... 200 212,287
5.88%, 06/11/25 ............ 462 490,962
7.60%, 03/01/29 ............ 516 559,150
5.88%, 02/16/31
(a)
........... 200 192,250
8.50%, 01/31/47
(a)
........... 200 207,163
7.50%, 02/16/61
(a)
........... 200 186,250
1,848,062
Ghana — 0.0%
Republic of Ghana
(a)
:
7.75%, 04/07/29 ............ 200 201,562
8.63%, 04/07/34 ............ 210 212,166
413,728
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30 ............ 200 203,350
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia
III, 2.80%
,
06/23/30 .......... 200 206,100
Republic of Indonesia:
3.50%, 01/11/28 ............ 200 219,412
4.10%, 04/24/28 ............ 200 226,725
3.40%, 09/18/29 ............ 200 217,288
6.63%, 02/17/37 ............ 100 139,331
7.75%, 01/17/38 ............ 100 152,050
1,160,906
Mexico — 0.1%
United Mexican States:
3.75%, 01/11/28 ............ 295 323,633
3.25%, 04/16/30 ............ 239 248,904
2.66%, 05/24/31 ............ 559 548,274
1,120,811
Morocco — 0.0%
Kingdom of Morocco
(a)
:
3.00%, 12/15/32 ............ 255 248,067
4.00%, 12/15/50 ............ 200 187,500
435,567
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48 ................. 258 259,419
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26 ................. 200 201,022
Panama — 0.1%
Republic of Panama:
3.16%, 01/23/30 ............ 543 569,404
4.50%, 04/16/50 ............ 217 247,556
816,960
Paraguay — 0.0%
Republic of Paraguay, 4.95%
,
04/28/31
(a)
................ 200 229,662

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Peru — 0.0%
Peru Government Bond, 1.86%
,
12/01/32 ................. USD 173 $ 157,733
Republic of Peru, 2.78%
,
01/23/31 .. 241 241,873
399,606
Philippines — 0.0%
Republic of Philippines, 3.70%
,
02/02/42 ................. 200 217,663
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(a)
... 213 245,749
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(a)
................ 242 251,196
Russia — 0.1%
Russian Federation:
4.75%, 05/27/26 ............ 200 227,538
4.25%, 06/23/27 ............ 400 447,725
675,263
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.50%
,
04/17/30 ................. 419 495,284
Ukraine — 0.1%
Ukraine Government Bond:
7.75%, 09/01/23 ............ 112 120,008
8.99%, 02/01/24 ............ 224 246,848
7.75%, 09/01/24 ............ 222 241,050
7.75%, 09/01/25 ............ 220 239,140
7.25%, 03/15/33
(a)
........... 234 240,918
1,087,964
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.98%
,
04/20/55 ................. 79 102,107
Total Foreign Government Obligations — 0.8%
(Cost: $13,202,947) .............................. 13,167,564
Non-Agency Mortgage-Backed Securities — 1.8%
Commercial Mortgage-Backed Securities — 1.8%
United States — 1.8%
(a)(b)
BX Commercial Mortgage Trust:
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
2.89%, 06/15/38 .......... 3,720 3,747,761
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 2.90%,
05/15/38 ............... 5,000 5,006,245
Extended Stay America Trust:
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 2.94%,
07/15/38 ............... 7,300 7,368,603
Series 2021-ESH, Class F, (LIBOR
USD 1 Month + 3.70%), 3.79%,
07/15/38 ............... 7,620 7,698,768
Security
Par (000)
Par (000) Value
United States (continued)
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.19%,
04/15/38 ................. USD 5,486 $ 5,524,926
29,346,303
Total Non-Agency Mortgage-Backed Securities — 1.8%
(Cost: $29,101,536) .............................. 29,346,303
Capital Trusts — 0.4%
United Kingdom — 0.4%
Lloyds Banking Group plc
(b)(h)
:
(LIBOR USD 3 Month + 1.50%),
6.41%
(a)
................ 1,252 1,732,455
(LIBOR USD 3 Month + 1.27%),
6.66%
(a)
................ 2,694 3,815,378
(LIBOR USD 3 Month + 1.27%),
6.66% ................. 701 992,791
6,540,624
Total Capital Trusts — 0.4%
(Cost: $5,308,104) .............................. 6,540,624
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes, 0.25%, 06/30/25
(m)
4,850 4,796,764
Total U.S. Treasury Obligations — 0.3%
(Cost: $4,857,528) .............................. 4,796,764
Shares
Shares
Warrants — 0.0%
Germany — 0.0%
468 Spac I SE (Issued/exercisable
04/29/21, 1 share for 1 warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(d)
.................. 109,736 117,157
Luxembourg — 0.0%
Lakestar Spac I SE (Issued/exercisable
02/18/21, 1 share for 1 warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(d)
.................. 71,516 72,110
United Kingdom — 0.0%
(d)
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50) ................... 25,619 155,251
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50) ............ 85,163 101,025
256,276

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
United States — 0.0%
(d)
Ascent Resources Marcellus Minerals
(Issued/exercisable 03/30/18,
1 share for 1 warrant, Expires
12/31/49, Strike Price USD 1.00) . 566,782 $ 56,678
Ascent Resources plc (Issued/
exercisable 03/30/18, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 1.00) ............ 440,830 22,042
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 7,450 21,456
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 1.00)
(c)
........... 16,190 11,333
Dragoneer Growth Opportunities
Corp. (Issued/exercisable 11/23/20,
1 share for 1 warrant, Expires
08/14/25, Strike Price USD 11.50) 4,837 7,884
EVgo , Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 8,910 24,503
Hyzon Motors, Inc. (Issued/exercisable
12/10/20, 1 share for 1 warrant,
Expires 10/02/25, Strike Price USD
11.50) ................... 15,531 29,664
Kinsey Interests, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 10.00)
(c)
.......... 53,160 42,528
Latch, Inc. (Issued/exercisable
12/29/20, 1 share for 1 warrant,
Expires 12/31/26, Strike Price USD
11.50) ................... 6,894 26,749
Lightning eMotors , Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 1.00) ............ 17,391 42,993
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 01/31/26, Strike
Price USD 11.50)
(c)
........... 6,030 7,296
Tortoise Acquisition Corp. II (Issued/
exercisable 10/22/20, 1 share for
1 warrant, Expires 06/14/27, Strike
Price USD 11.50) ............ 9,180 17,075
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 3,980 11,725
321,926
Total Warrants — 0.0% ............................ 767,469
Total Long-Term Investments — 92.3%
(Cost: $1,522,148,457) ........................... 1,484,378,896
Security
Par (000)
Pa r (000) Value
Short-Term Securities — 11.5%
Borrowed Bond Agreements — 5.7%
(q)(r)
Barclays Bank plc, (2.25)%, Open
(Purchased on 07/27/21 to be
repurchased at EUR 364,427,
collateralized by eircom Finance
DAC, 1.75%, due at 11/01/24, par
and fair value of EUR 363,000 and
$431,426, respectively) ........ EUR 365 $ 432,430
Barclays Bank plc, (2.00)%, Open
(Purchased on 07/27/21 to be
repurchased at EUR 1,590,016,
collateralized by Banijay Group
SAS, 6.50%, due at 03/01/26, par
and fair value of EUR 1,500,000 and
$1,841,653, respectively) ...... 1,590 1,886,654
Barclays Bank plc, (0.88)%, Open
(Purchased on 05/19/21 to be
repurchased at EUR 1,757,540,
collateralized by Vivendi SE, 1.13%,
due at 12/11/28, par and fair value
of EUR 1,700,000 and $2,146,786,
respectively) ............... 1,761 2,089,244
Barclays Bank plc, (0.85)%, Open
(Purchased on 07/27/21 to be
repurchased at EUR 1,598,789,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 6.00%, par
and fair value of EUR 1,400,000 and
$1,897,267, respectively)
(h)
..... 1,599 1,896,776
Barclays Bank plc, (0.85)%, Open
(Purchased on 07/27/21 to be
repurchased at EUR 4,224,290,
collateralized by ARD Finance SA,
5.00%, due at 06/30/27, par and
fair value of EUR 4,100,000 and
$4,999,807, respectively) ...... 4,225 5,011,625
Barclays Bank plc, (0.75)%, Open
(Purchased on 06/11/21 to be
repurchased at USD 1,818,230,
collateralized by BNP Paribas
SA, 4.50%, par and fair value of
USD 1,780,000 and $1,822,275,
respectively)
(h)
.............. USD 1,820 1,820,050
Barclays Bank plc, (0.75)%, Open
(Purchased on 06/04/21 to be
repurchased at EUR 3,429,383,
collateralized by easyJet FinCo . BV,
1.88%, due at 03/03/28, par and
fair value of EUR 3,400,000 and
$4,058,458, respectively) ...... EUR 3,434 4,073,542
Barclays Bank plc, (0.75)%, Open
(Purchased on 07/21/21 to be
repurchased at EUR 1,759,089,
collateralized by Intrum AB, 3.50%,
due at 07/15/26, par and fair value
of EUR 1,733,000 and $2,085,189,
respectively) ............... 1,759 2,087,183
Barclays Bank plc, (0.15)%, Open
(Purchased on 06/29/21 to be
repurchased at USD 2,393,118,
collateralized by Sprint Capital
Corp., 6.88%, due at 11/15/28, par
and fair value of USD 1,850,000 and
$2,386,704, respectively) ...... USD 2,393 2,393,438

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.15)%, Open
(Purchased on 07/22/21 to be
repurchased at USD 1,828,396,
collateralized by Tullow Oil plc,
7.00%, due at 03/01/25, par and
fair value of USD 2,026,000 and
$1,753,123, respectively) ...... USD 1,828 $ 1,828,465
Barclays Capital, Inc., (0.10)%, Open
(Purchased on 07/21/21 to be
repurchased at USD 3,022,416,
collateralized by SoftBank Group
Corp., 6.00%, par and fair value of
USD 3,000,000 and $3,007,950,
respectively)
(h)
.............. 3,023 3,022,500
Barclays Capital, Inc., 0.00%, Open
(Purchased on 07/30/21 to be
repurchased at USD 1,306,500,
collateralized by SoftBank Group
Corp., 6.00%, par and fair value of
USD 1,300,000 and $1,303,445,
respectively)
(h)
.............. 1,307 1,306,500
BNP Paribas SA, (0.75)%, Open
(Purchased on 07/22/21 to be
repurchased at EUR 1,761,604,
collateralized by Intrum AB, 3.50%,
due at 07/15/26, par and fair value
of EUR 1,734,000 and $2,086,393,
respectively) ............... EUR 1,762 2,090,013
BNP Paribas SA, (0.75)%, Open
(Purchased on 03/26/21 to be
repurchased at EUR 1,770,388,
collateralized by eircom Finance
DAC, 2.63%, due at 02/15/27, par
and fair value of EUR 1,800,000 and
$2,117,186, respectively) ...... 1,776 2,106,787
BNP Paribas SA, (0.70)%, Open
(Purchased on 03/26/21 to be
repurchased at EUR 939,114,
collateralized by Vivendi SE, 1.13%,
due at 12/11/28, par and fair value
of EUR 900,000 and $1,136,534,
respectively) ............... 942 1,117,323
BNP Paribas SA, (0.24)%, Open
(Purchased on 03/26/21 to be
repurchased at GBP 774,462,
collateralized by TalkTalk Telecom
Group plc, 3.88%, due at 02/20/25,
par and fair value of GBP 790,000
and $1,076,248, respectively) ... GBP 775 1,077,763
BNP Paribas SA, (0.10)%, Open
(Purchased on 04/30/21 to be
repurchased at USD 1,775,842,
collateralized by Uber Technologies,
Inc., 7.50%, due at 09/15/27, par
and fair value of USD 1,600,000 and
$1,748,320, respectively) ...... USD 1,776 1,776,000
BNP Paribas SA, 0.00%, Open
(Purchased on 11/25/20 to be
repurchased at USD 4,912,688,
collateralized by U.S. Treasury
Notes, 0.25%, due at 05/31/25, par
and fair value of USD 4,925,000 and
$4,874,596, respectively) ...... 4,913 4,912,688
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets Ltd.,
(0.85)%, Open (Purchased on
07/02/21 to be repurchased at EUR
2,268,024, collateralized by Ryanair
DAC, 1.13%, due at 08/15/23, par
and fair value of EUR 2,200,000 and
$2,670,693, respectively) ...... EUR 2,270 $ 2,692,479
Citigroup Global Markets Ltd.,
(0.78)%, Open (Purchased on
07/20/21 to be repurchased at EUR
1,656,381, collateralized by Intrum
AB, 3.50%, due at 07/15/26, par
and fair value of EUR 1,632,000 and
$1,963,664, respectively) ...... 1,657 1,965,386
Citigroup Global Markets Ltd.,
(0.75)%, Open (Purchased on
07/02/21 to be repurchased at EUR
3,509,113, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 3,200,000 and
$4,057,925, respectively) ...... 3,511 4,165,465
Goldman Sachs International,
(2.00)%, Open (Purchased on
07/27/21 to be repurchased at
EUR 2,209,757, collateralized by
eircom Finance DAC, 1.75%, due
at 11/01/24, par and fair value of
EUR 2,200,000 and $2,614,709,
respectively) ............... 2,210 2,622,016
Goldman Sachs International,
(0.90)%, Open (Purchased on
07/27/21 to be repurchased at
EUR 2,574,070, collateralized by
eircom Finance DAC, 3.50%, due
at 05/15/26, par and fair value of
EUR 2,500,000 and $3,035,412,
respectively) ............... 2,574 3,053,852
J.P. Morgan Securities plc,
(1.85)%, Open (Purchased on
07/27/21 to be repurchased at
EUR 747,125, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 750,000 and $882,161,
respectively) ............... 747 886,494
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
05/21/21 to be repurchased at EUR
1,033,848, collateralized by Vivendi
SE, 1.13%, due at 12/11/28, par and
fair value of EUR 1,000,000 and
$1,262,815, respectively) ...... 1,036 1,228,777
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
07/27/21 to be repurchased at EUR
309,082, collateralized by ARD
Finance SA, 5.00%, due at 06/30/27,
par and fair value of EUR 300,000
and $365,839, respectively) ..... 309 366,690

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
07/12/21 to be repurchased at
EUR 2,366,038, collateralized by
Deutsche Bahn Finance GMBH,
1.60%, par and fair value of
EUR 2,300,000 and $2,803,405,
respectively)
(h)
.............. EUR 2,367 $ 2,808,207
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
07/27/21 to be repurchased at EUR
3,842,497, collateralized by Vivendi
SE, 1.13%, due at 12/11/28, par and
fair value of EUR 3,600,000 and
$4,546,135, respectively) ...... 3,843 4,558,673
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
07/27/21 to be repurchased at
EUR 1,116,865, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value of
EUR 1,121,000 and $1,318,536,
respectively) ............... 1,117 1,325,012
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
05/20/21 to be repurchased at EUR
1,854,864, collateralized by SES
SA, 2.00%, due at 07/02/28, par
and fair value of EUR 1,700,000 and
$2,212,225, respectively) ...... 1,858 2,204,091
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
05/12/21 to be repurchased at EUR
5,906,606, collateralized by Orange
SA, 1.37%, par and fair value of
EUR 6,000,000 and $7,100,347,
respectively)
(h)
.............. 5,918 7,020,417
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
05/20/21 to be repurchased at EUR
1,854,624, collateralized by SES
SA, 2.00%, due at 07/02/28, par
and fair value of EUR 1,700,000 and
$2,212,226, respectively) ...... 1,858 2,203,970
J.P. Morgan Securities plc,
(0.72)%, Open (Purchased on
07/27/21 to be repurchased at
EUR 744,248, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 747,000 and $878,632,
respectively) ............... 744 882,948
J.P. Morgan Securities plc,
(0.70)%, Open (Purchased on
07/27/21 to be repurchased at EUR
2,561,749, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 2,335,000 and
$2,961,016, respectively) ...... 2,562 3,039,155
J.P. Morgan Securities plc,
(0.70)%, Open (Purchased on
07/27/21 to be repurchased at EUR
877,687, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 800,000 and
$1,014,481, respectively) ...... 878 1,041,252
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.45)%, Open (Purchased on
07/27/21 to be repurchased at GBP
612,890, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 614,000 and $836,476,
respectively) ............... GBP 613 $ 851,975
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
07/27/21 to be repurchased at GBP
884,411, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 886,000 and $1,207,032,
respectively) ............... 884 1,229,397
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
07/27/21 to be repurchased at GBP
598,924, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 600,000 and $817,403,
respectively) ............... 599 832,549
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
07/27/21 to be repurchased at GBP
1,397,490, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 1,400,000 and $1,907,275,
respectively) ............... 1,398 1,942,614
J.P. Morgan Securities plc,
0.00%, Open (Purchased on
07/30/21 to be repurchased at EUR
1,971,100, collateralized by Iliad
SA, 1.88%, due at 02/11/28, par and
fair value of EUR 2,000,000 and
$2,314,934, respectively) ...... EUR 1,971 2,338,217
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
06/28/21 to be repurchased at USD
1,704,758, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 1,550,000
and $1,674,000, respectively) ... USD 1,705 1,705,000
Total Borrowed Bond Agreements — 5.7%
(Cost: $92,186,611) .............................. 91,893,617
Shares
Shares
Money Market Funds — 5.8%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(s)(t)
.... 92,834,893 92,834,893
Total Money Market Funds — 5.8%
(Cost: $92,834,893) .............................. 92,834,893
Total Short-Term Securities — 11.5%
(Cost: $185,021,504) ............................. 184,728,510

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
Total Options Purchased — 0.3%
(Cost: $11,561,400 ) .............................. $ 5,262,842
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 104.1%
(Cost: $1,718,731,361) ........................... 1,674,370,248
Total Options Written — (0.1)%
(Premiums Received — $4,869,423) .................. (2,399,658)
Par (000)
Pa r (000)
Borrowed Bonds — (5.5)%
Corporate Bonds — (5.1)%
Austria — (0.5)%
ams AG, 6.00% ,  07/31/25 ........ EUR 6,335 (8,033,422)
France — (1.2)%
Banijay Group SAS, 6.50% ,  03/01/26 1,500 (1,841,653)
BNP Paribas SA, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.94%), 4.50%
(b)(h)
..... USD 1,780 (1,822,275)
Orange SA, (EUR Swap Annual 5 Year
+ 1.49%), 1.37%
(b)(h)
.......... EUR 6,000 (7,100,347)
Vivendi SE, 1.13% ,  12/11/28 ...... 7,200 (9,092,270)
(19,856,545)
Germany — (0.2)%
Deutsche Bahn Finance GMBH, Series
CB, (EUR Swap Annual 5 Year +
1.89%), 1.60%
(b)(h)
........... 2,300 (2,803,405)
Ghana — (0.1)%
Tullow Oil plc, 7.00% ,  03/01/25
(a)
... USD 2,026 (1,753,123)
Ireland — (0.9)%
eircom Finance DAC:
1.75% ,  11/01/24 ............ EUR 2,563 (3,046,135)
2.63% ,  02/15/27 ............ 4,418 (5,196,515)
3.50% ,  05/15/26 ............ 2,500 (3,035,412)
Ryanair DAC, 1.13% ,  08/15/23 ..... 2,200 (2,670,693)
(13,948,755)
Japan — (0.2)%
SoftBank Group Corp., (USD Swap
Rate 5 Year + 4.23%), 6.00%
(b)(h)
. USD 3,000 (3,007,950)
Luxembourg — (0.6)%
ARD Finance SA, 5.00%
,
(5.00% Cash
or 5.75% PIK), 06/30/27
(b)( i )
..... EUR 4,400 (5,365,646)
SES SA, 2.00% ,  07/02/28 ........ 3,400 (4,424,451)
(9,790,097)
Security
Par (000)
Par (000) Value
Sweden — (0.4)%
Intrum AB, 3.50% ,  07/15/26 ....... EUR 5,099 $ (6,135,246)
United Kingdom — (0.6)%
easyJet FinCo . BV, 1.88% ,  03/03/28 . 3,400 (4,058,458)
TalkTalk Telecom Group plc,
3.88% ,  02/20/25 ............ GBP 4,290 (5,844,434)
(9,902,892)
United States — (0.4)%
Clarios Global LP, 8.50% ,  05/15/27
(a)
. USD 1,550 (1,674,000)
Sprint Capital Corp., 6.88% ,  11/15/28 1,850 (2,386,704)
Uber Technologies, Inc.,
7.50% ,  09/15/27
(a)
........... 1,600 (1,748,320)
(5,809,024)
Total Corporate Bonds — (5.1)%
(Proceeds: $78,740,318) .......................... (81,040,459)
Preferred Securities — (0.1)%
Spain — (0.1)%
Banco Bilbao Vizcaya Argentaria SA,
(EUR Swap Annual 5 Year + 6.46%),
6.00%
(b)(h)
................. EUR 1,400 (1,897,267)
Total Preferred Securities — (0.1)%
(Proceeds: $1,570,245) ........................... (1,897,267)
U.S. Treasury Obligations — (0.3)%
United States — (0.3)%
U.S. Treasury Notes, 0.25% ,  05/31/25 USD 4,925 (4,874,596)
Total U.S. Treasury Obligations — (0.3)%
(Proceeds: $4,905,466) ........................... (4,874,596)
Total Borrowed Bonds — (5.5)%
(Proceeds: $85,216,029) ..........................
(87,812,322)
Investments Sold Short — (0.1)%
Corporate Bonds — (0.1)%
France — (0.1)%
Iliad SA, 1.88%
,
02/11/28 ........ EUR 2,000 (2,314,934)
Total Corporate Bonds — (0.1)%
(Proceeds: $2,321,788) ........................... (2,314,934)
Total Investments Sold Short — (0.1)%
(Proceeds: $2,321,788 ) ........................... (2,314,934)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 98.4%
(Cost: $1,626,324,121) ........................... 1,581,843,334
Other Assets Less Liabilities — 1.6% ................... 25,453,767
Net Assets — 100.0% .............................. $ 1,607,297,101
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,298,779, representing 0.38% of its net assets as of period end, and an original cost of $6,587,207.
(f)
Convertible security.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2021
(g)
Zero-coupon bond.
(h)
Perpetual security with no stated maturity date.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Rounds to less than 1,000.
(q)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)
The amount to be repurchased assumes the maturity will be the day after the period end.
(s)
Annualized 7-day yield as of period end.
(t)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/21
Shares
Held at
07/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 19,476,089 $ 73,358,804 $ — $ — $ — $ 92,834,893 92,834,893 $ 16,880 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... 2,841,950 — (2,822,921) 20,649 (39,678) — — 11,334 —
iShares Russell 2000 ETF
(b)
.... — 3,953,949 (3,842,106) (111,843) — — — — —
$ (91,194) $ (39,678) $ 92,834,893 $ 28,214 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date
(a)
Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
(a)
BNP Paribas SA ....... 0.07% 10/23/20 Open   $ 3,735,937 $ 3,740,327 U.S. Treasury Obligations Open/Demand
Barclays Bank plc ...... 0.50 06/16/21 Open   8,818,920 8,824,554 Corporate Bonds Open/Demand
RBC Capital Markets LLC . 0.45 07/02/21 Open   5,583,550 5,585,365 Corporate Bonds Open/Demand
RBC Capital Markets LLC . 0.55 07/02/21 Open   3,706,375 3,707,847 Corporate Bonds Open/Demand
RBC Capital Markets LLC . 0.28 07/27/21 Open   8,158,713 8,158,967 Corporate Bonds Open/Demand
$ 30,003,495 $ 30,017,060
(a)
Certain agreements have no stated maturity and can be terminated by either party at any time.

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Euro- Bobl ............................................................... 157 09/08/21 $ 25,210 $ (245,930)
Euro-Bund .............................................................. 195 09/08/21 40,844 (872,405)
Russell 2000 E-Mini Index .................................................... 100 09/17/21 11,108 440,725
U.S. Treasury 10 Year Note ................................................... 266 09/21/21 35,785 (589,962)
U.S. Treasury 10 Year Ultra Note ............................................... 15 09/21/21 2,256 (77,134)
U.S. Treasury Long Bond .................................................... 41 09/21/21 6,764 (329,368)
U.S. Treasury Ultra Bond .................................................... 5 09/21/21 998 (48,647)
Long Gilt ............................................................... 77 09/28/21 13,891 (157,203)
U.S. Treasury 2 Year Note .................................................... 7 09/30/21 1,545 (919)
U.S. Treasury 5 Year Note .................................................... 45 09/30/21 5,602 (28,809)
$ (1,909,652)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 591,138 CHF 528,000 Credit Agricole Corporate & Investment Bank SA 09/15/21 $ 7,598
USD 16,248,010 CHF 14,513,000 JPMorgan Chase Bank NA 09/15/21 208,418
USD 333,456,291 EUR 275,100,580 Citibank NA 09/15/21 6,833,498
USD 13,129,298 EUR 10,832,289 Deutsche Bank AG 09/15/21 268,284
USD 249,128,731 EUR 205,324,000 Morgan Stanley & Co. International plc 09/15/21 5,350,625
USD 51,884,583 GBP 36,789,671 Citibank NA 09/15/21 741,348
USD 68,294,896 GBP 48,384,158 Morgan Stanley & Co. International plc 09/15/21 1,033,561
14,443,332
EUR 10,832,289 USD 13,157,724 Morgan Stanley & Co. International plc 09/15/21 (296,710)
USD 647,066 CHF 597,000 Citibank NA 09/15/21 (12,731)
USD 849,262 CHF 780,000 Morgan Stanley & Co. International plc 09/15/21 (12,785)
USD 178,186 CHF 163,000 State Street Bank and Trust Co. 09/15/21 (1,960)
USD 278,886 EUR 236,000 Bank of America NA 09/15/21 (1,313)
USD 2,169,198 EUR 1,829,000 Morgan Stanley & Co. International plc 09/15/21 (2,346)
USD 130,117 JPY 14,293,000 Deutsche Bank AG 09/15/21 (212)
(328,057)
$ 14,115,275
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CommScope Holding Co., Inc. ................... 350 08/20/21 USD 25.00 USD 741 $ 5,250
EURO STOXX 50 Index ....................... 1,511 08/20/21 EUR 4,200.00 EUR 61,789 184,620
EURO STOXX Bank Index ..................... 1,075 08/20/21 EUR 95.00 EUR 4,992 97,235
Freeport-McMoRan, Inc. ....................... 1,000 08/20/21 USD 41.00 USD 3,810 53,500
Technology Select Sector SPDR Fund ............. 775 08/20/21 USD 158.00 USD 11,889 52,313
Western Digital Corp. ......................... 350 08/20/21 USD 95.00 USD 2,273 5,775
Western Digital Corp. ......................... 500 08/20/21 USD 73.00 USD 3,247 44,000
Western Digital Corp. ......................... 500 08/20/21 USD 71.00 USD 3,247 61,000
Western Digital Corp. ......................... 950 08/20/21 USD 85.00 USD 6,168 16,150
BP plc ................................... 545 09/17/21 GBP 3.40 GBP 1,576 14,204
EURO STOXX 50 Index ....................... 604 09/17/21 EUR 4,350.00 EUR 24,699 90,637
EURO STOXX 50 Index ....................... 904 09/17/21 EUR 4,300.00 EUR 36,967 114,744

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EURO STOXX Bank Index ..................... 1,096 09/17/21 EUR 100.00 EUR 5,089 $ 73,132
iShares Russell 2000 ETF ...................... 468 09/17/21 USD 240.00 USD 10,345 48,906
iShares Russell 2000 ETF ...................... 468 09/17/21 USD 260.00 USD 10,345 5,616
Lions Gate Entertainment Corp. .................. 600 09/17/21 USD 25.00 USD 902 15,000
STOXX Europe 600 Banks Index ................. 2,001 09/17/21 EUR 140.00 EUR 13,293 195,829
BP plc ................................... 550 12/17/21 GBP 3.60 GBP 1,591 28,669
Caesars Entertainment, Inc. .................... 42 12/17/21 USD 100.00 USD 367 24,990
Cellnex Telecom SA .......................... 1,654 12/17/21 EUR 59.28 EUR 9,814 357,055
Diamondback Energy, Inc. ...................... 42 12/17/21 USD 90.00 USD 324 22,680
Diamondback Energy, Inc. ...................... 70 12/17/21 USD 115.00 USD 540 12,425
Electricite de France SA ....................... 1,185 12/17/21 EUR 15.00 EUR 1,216 6,325
STOXX Europe 600 Telecommunications Index ....... 829 12/17/21 EUR 260.00 EUR 9,706 56,546
Caesars Entertainment, Inc. .................... 172 01/21/22 USD 100.00 USD 1,503 118,680
Devon Energy Corp. .......................... 122 01/21/22 USD 35.00 USD 315 11,285
Devon Energy Corp. .......................... 150 01/21/22 USD 28.00 USD 388 36,375
Liberty Global plc ............................ 1,430 01/21/22 USD 30.00 USD 3,840 89,375
1,842,316
Put
Cellnex Telecom SA .......................... 2,067 08/20/21 EUR 45.39 EUR 12,265 22,509
EURO STOXX 50 Index ....................... 228 08/20/21 EUR 4,050.00 EUR 9,324 123,873
iShares Russell 2000 ETF ...................... 350 08/20/21 USD 198.00 USD 7,737 15,575
iShares Russell 2000 ETF ...................... 500 08/20/21 USD 210.00 USD 11,053 74,000
S&P 500 Index ............................. 56 08/20/21 USD 4,000.00 USD 24,613 38,640
S&P 500 Index ............................. 68 08/20/21 USD 4,100.00 USD 29,888 72,760
S&P 500 Index ............................. 91 08/20/21 USD 4,200.00 USD 39,997 156,065
Seagate Technology Holdings plc ................. 500 08/20/21 USD 75.00 USD 4,395 13,250
SPDR Bloomberg Barclays High Yield Bond ETF ...... 750 08/20/21 USD 108.00 USD 8,233 18,750
iShares Russell 2000 ETF ...................... 250 08/27/21 USD 210.00 USD 5,526 55,500
U.S. Treasury 10 Year Note ..................... 150 08/27/21 USD 132.00 USD 15,000 11,719
U.S. Treasury 10 Year Note ..................... 680 08/27/21 USD 131.00 USD 68,000 31,875
U.S. Treasury 10 Year Note ..................... 680 08/27/21 USD 129.00 USD 68,000 10,625
EURO STOXX 50 Index ....................... 548 08/31/21 EUR 3,900.00 EUR 22,409 218,422
EURO STOXX 50 Index ....................... 548 08/31/21 EUR 4,100.00 EUR 22,409 491,449
S&P 500 Index ............................. 27 08/31/21 USD 4,150.00 USD 11,867 67,230
S&P 500 Index ............................. 93 09/03/21 USD 4,100.00 USD 40,876 223,200
S&P 500 Index ............................. 93 09/03/21 USD 4,300.00 USD 40,876 463,605
American Airlines Group, Inc. .................... 1,000 09/17/21 USD 18.00 USD 2,038 64,000
ams AG .................................. 962 09/17/21 CHF 12.00 CHF 1,667 9,027
Cellnex Telecom SA .......................... 1,035 09/17/21 EUR 48.16 EUR 6,141 32,487
PG&E Corp. ............................... 600 09/17/21 USD 8.00 USD 527 12,900
S&P 500 Index ............................. 105 09/17/21 USD 4,200.00 USD 46,150 495,075
Uber Technologies, Inc. ....................... 750 12/17/21 USD 25.00 USD 3,260 17,625
2,740,161
$ 4,582,477
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 1.00 % Quarterly CDX.NA.IG.36.V1 Quarterly
Morgan Stanley
& Co.
International
plc 08/18/21 USD 55.00 USD 100,000 $ 37,649
Bought Protection on
5-Year Credit Default
Swap 1.00 Quarterly
ITRAXX.EUR.
MAIN.35.V1 Quarterly Barclays Bank plc 08/18/21 EUR 65.00 EUR 51,900 4,345

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2021
OTC Credit Default Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly CDX.NA.HY.36.V1 Quarterly Bank of America NA 08/18/21 USD 108.00 USD 10,000 $ 25,383
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly Bank of America NA 08/18/21 USD 108.00 EUR 10,000 25,383
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
JPMorgan Chase
Bank NA 08/18/21 USD 108.00 USD 10,000 25,383
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
JPMorgan Chase
Bank NA 09/15/21 USD 108.00 EUR 10,000 56,300
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
Morgan Stanley
& Co.
International
plc 08/18/21 USD 108.00 USD 10,000 25,383
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
JPMorgan Chase
Bank NA 08/18/21 USD 108.50 USD 12,500 45,829
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 09/15/21 EUR 250.00 EUR 27,100 182,417
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 08/18/21 EUR 250.00 EUR 16,300 49,343
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 08/18/21 EUR 262.50 EUR 26,000 47,385
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 08/18/21 EUR 262.50 EUR 59,400 108,257
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 08/18/21 EUR 275.00 EUR 40,600 47,308
$ 680,365
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Bank Index ...................... 1,075 08/20/21 EUR 100.00 EUR 4,992 $ (23,910)
Freeport-McMoRan, Inc. ........................ 1,000 08/20/21 USD 46.00 USD 3,810 (9,000)
UWM Holdings Corp. .......................... 50 08/20/21 USD 12.50 USD 38 (250)
Western Digital Corp. .......................... 500 08/20/21 USD 80.00 USD 3,247 (14,500)
Western Digital Corp. .......................... 500 08/20/21 USD 76.00 USD 3,247 (26,500)
Western Digital Corp. .......................... 650 08/20/21 USD 100.00 USD 4,220 (7,150)
BP plc .................................... 545 09/17/21 GBP 4.00 GBP 1,576 (37,878)
BP plc .................................... 550 12/17/21 GBP 4.40 GBP 1,591 (4,776)
Caesars Entertainment, Inc. ..................... 42 12/17/21 USD 130.00 USD 367 (5,712)
Diamondback Energy, Inc. ....................... 42 12/17/21 USD 130.00 USD 324 (4,095)
Diamondback Energy, Inc. ....................... 70 12/17/21 USD 135.00 USD 540 (5,425)
STOXX Europe 600 Telecommunications Index ........ 829 12/17/21 EUR 270.00 EUR 9,706 (22,127)
Caesars Entertainment, Inc. ..................... 172 01/21/22 USD 130.00 USD 1,503 (30,358)
Devon Energy Corp. ........................... 122 01/21/22 USD 40.00 USD 315 (7,015)
Devon Energy Corp. ........................... 150 01/21/22 USD 38.00 USD 388 (10,875)
(209,571)

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
iShares Russell 2000 ETF ....................... 350 08/20/21 USD 185.00 USD 7,737 $ (6,650)
iShares Russell 2000 ETF ....................... 500 08/20/21 USD 195.00 USD 11,053 (17,500)
S&P 500 Index .............................. 56 08/20/21 USD 3,750.00 USD 24,613 (16,660)
S&P 500 Index .............................. 68 08/20/21 USD 3,900.00 USD 29,888 (32,300)
S&P 500 Index .............................. 91 08/20/21 USD 4,050.00 USD 39,997 (77,350)
SPDR Bloomberg Barclays High Yield Bond ETF ....... 750 08/20/21 USD 104.00 USD 8,233 (18,750)
iShares Russell 2000 ETF ....................... 250 08/27/21 USD 195.00 USD 5,526 (16,250)
U.S. Treasury 10 Year Note ...................... 1,360 08/27/21 USD 130.00 USD 136,000 (21,250)
EURO STOXX 50 Index ........................ 1,096 08/31/21 EUR 4,000.00 EUR 44,819 (632,513)
S&P 500 Index .............................. 27 08/31/21 USD 3,900.00 USD 11,867 (27,540)
S&P 500 Index .............................. 186 09/03/21 USD 4,200.00 USD 81,752 (638,910)
S&P 500 Index .............................. 105 09/17/21 USD 4,000.00 USD 46,150 (268,800)
(1,774,473)
$ (1,984,044)
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit
Default Swap 5.00 % Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 09/15/21 NR EUR 225.00 EUR 13,500 $ (34,051)
Sold Protection on
5-Year Credit
Default Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 08/18/21 NR EUR 225.00 EUR 59,400 (67,536)
Sold Protection on
5-Year Credit
Default Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 08/18/21 NR EUR 237.50 EUR 26,000 (121,372)
(222,959)
Put
Bought Protection
on 5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.35.V1 Quarterly 5.00 % Quarterly BNP Paribas SA 09/15/21 NR EUR 275.00 EUR 17,400 (69,311)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.IG.36.V1 Quarterly 1.00 Quarterly
Morgan Stanley &
Co. International
plc 08/18/21 NR USD 65.00 USD 100,000 (13,115)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
MAIN.35.V1 Quarterly 1.00 Quarterly Barclays Bank plc 08/18/21 NR EUR 75.00 EUR 51,900 (3,423)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.36.V1 Quarterly 5.00 Quarterly
Bank of America
NA 08/18/21 NR USD 104.00 USD 10,000 (4,587)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.36.V1 Quarterly 5.00 Quarterly
Bank of America
NA 08/18/21 NR USD 104.00 EUR 10,000 (4,587)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.36.V1 Quarterly 5.00 Quarterly
JPMorgan Chase
Bank NA 08/18/21 NR USD 104.00 USD 10,000 (4,587)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.36.V1 Quarterly 5.00 Quarterly
JPMorgan Chase
Bank NA 09/15/21 NR USD 104.00 EUR 10,000 (17,400)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.36.V1 Quarterly 5.00 Quarterly
Morgan Stanley &
Co. International
plc 08/18/21 NR USD 104.00 USD 10,000 (4,587)

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2021
OTC Credit Default Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.35.V1 Quarterly 5.00 % Quarterly Barclays Bank plc 09/15/21 NR EUR 300.00 EUR 27,100 $ (71,058)
(192,655)
$ (415,614)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V12 .................. 5.00 % Quarterly 12/20/24 USD 2,717 $ (266,348) $ (196,405) $ (69,943)
CDX.NA.HY.36.V1 ................... 5.00 Quarterly 06/20/26 USD 36,590 (3,573,606) (3,511,198) (62,408)
ITRAXX.EUR.CROSSOVER.35.V1 ........ 5.00 Quarterly 06/20/26 EUR 12,394 (1,855,567) (1,810,849) (44,718)
ITRAXX.FINSUB.35.V1 ............... 1.00 Quarterly 06/20/26 EUR 43,932 15,529 271,713 (256,184)
$ (5,679,992) $ (5,246,739) $ (433,253)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 2,267 $ 1,370 $ — $ 1,370
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 2,267 (415) — (415)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 143 2,022 — 2,022
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (1,815) — (1,815)
$ 1,162 $ — $ 1,162
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Carnival Corp. ............ 1.00 % Quarterly Goldman Sachs International 12/20/21 USD 2,040 $ 991 $ 41,921 $ (40,930)
JP Morgan Structured Products
BV ................. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 1,850 (8,226) 25,800 (34,026)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/21 EUR 1,650 (32,428) 5,383 (37,811)
Stonegate Pub Co. Financing plc 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 960 (18,867) 20,348 (39,215)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 03/20/22 EUR 1,700 (42,330) (14,735) (27,595)
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 EUR 2,480 (121,260) (21,325) (99,935)
American Airlines Group, Inc. .. 5.00 Quarterly Barclays Bank plc 06/20/22 USD 3,000 (51,015) 701,992 (753,007)
Bausch Health Cos., Inc. ..... 5.00 Quarterly Citibank NA 06/20/22 USD 3,350 (145,240) (108,717) (36,523)
Casino Guichard Perrachon SA 5.00 Quarterly Credit Suisse International 06/20/22 EUR 5,090 (168,318) (145,720) (22,598)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,650 (40,428) 84,699 (125,127)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 875 (21,439) 49,770 (71,209)
Staples, Inc. ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 USD 1,000 (24,502) 77,585 (102,087)
Stonegate Pub Co. Financing plc 5.00 Quarterly Barclays Bank plc 06/20/22 EUR 1,650 (48,965) (3,120) (45,845)
Stonegate Pub Co. Financing plc 5.00 Quarterly Citibank NA 06/20/22 EUR 2,640 (78,344) (35,412) (42,932)

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Stonegate Pub Co. Financing plc 5.00 % Quarterly Credit Suisse International 06/20/22 EUR 1,650 $ (48,965) $ 6,746 $ (55,711)
Casino Guichard Perrachon SA 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 900 (29,191) 11,371 (40,562)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,470 (49,768) 25,720 (75,488)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 970 (32,840) 27,709 (60,549)
Casino Guichard Perrachon SA 5.00 Quarterly JPMorgan Chase Bank NA 06/20/23 EUR 4,740 (150,904) (147,534) (3,370)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,480 (204,057) (147,674) (56,383)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,398 (192,706) (132,533) (60,173)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 EUR 1,434 (197,684) (143,607) (54,077)
Casino Guichard Perrachon SA 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 860 (22,857) (11,519) (11,338)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 3,725 97,326 64,539 32,787
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 (26,094) 15,356 (41,450)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 12,650 (361,824) (220,426) (141,398)
Devon Energy Corp. ........ 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,000 (6,759) (1,926) (4,833)
Devon Energy Corp. ........ 1.00 Quarterly Citibank NA 12/20/24 USD 2,250 (15,208) (10,038) (5,170)
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 800 (15,173) 16,627 (31,800)
Hess Corp. .............. 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,300 (7,097) 28,454 (35,551)
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 560 15,610 199,011 (183,401)
Republic of Italy ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 39,430 (657,118) 539,271 (1,196,389)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 5,000 (65,959) (32,402) (33,557)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 10,000 (131,918) (140,221) 8,303
Staples, Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 USD 500 30,179 5,299 24,880
Sunrise Communications AG .. 5.00 Quarterly Barclays Bank plc 12/20/24 EUR 4,090 (838,446) (597,799) (240,647)
Sunrise Communications AG .. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 5,290 (1,084,445) (832,491) (251,954)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 4,000 73,736 201,071 (127,335)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (226,455) (110,444) (116,011)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (150,970) (73,641) (77,329)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (27,244) 26,104 (53,348)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,150 (67,803) (33,395) (34,408)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 5,000 (157,681) (83,472) (74,209)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,000 (94,609) (45,499) (49,110)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,000 (126,145) (45,206) (80,939)
General Electric Co. ........ 1.00 Quarterly BNP Paribas SA 06/20/25 USD 5,000 (88,167) 187,897 (276,064)
General Electric Co. ........ 1.00 Quarterly BNP Paribas SA 06/20/25 USD 4,350 (76,705) 205,637 (282,342)
Halliburton Co. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 3,150 (41,895) 236,050 (277,945)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,350 (17,955) 101,021 (118,976)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 156,887 434,122 (277,235)
Republic of Italy ........... 1.00 Quarterly Bank of America NA 06/20/25 USD 19,700 (327,567) 969,989 (1,297,556)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,710 (33,552) 38,363 (71,915)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,700 (33,356) 30,556 (63,912)
Simon Property Group LP .... 1.00 Quarterly Barclays Bank plc 06/20/25 USD 4,250 (80,698) 236,476 (317,174)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (22,785) 76,530 (99,315)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (18,988) 83,831 (102,819)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,325 (82,122) 282,050 (364,172)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,535 (19,487) 41,565 (61,052)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,535 (19,487) 41,565 (61,052)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 06/20/25 USD 2,360 62,311 135,125 (72,814)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/25 USD 1,375 36,304 98,403 (62,099)
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,200 58,086 187,123 (129,037)
Ashland LLC ............. 5.00 Quarterly Goldman Sachs International 12/20/25 USD 1,437 (257,554) (263,594) 6,040
BP Capital Markets plc ...... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 3,050 (86,886) (6,100) (80,786)
British Telecommunications plc . 1.00 Quarterly Citibank NA 12/20/25 EUR 6,510 (116,411) (23,415) (92,996)
Glencore Finance Europe Ltd. . 5.00 Quarterly Bank of America NA 12/20/25 EUR 8,020 (1,708,129) (1,248,547) (459,582)
Glencore Finance Europe Ltd. . 5.00 Quarterly Barclays Bank plc 12/20/25 EUR 2,010 (428,097) (380,027) (48,070)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 1,500 (17,129) 40,135 (57,264)
HeidelbergCement AG ...... 5.00 Quarterly Citibank NA 12/20/25 EUR 3,210 (749,186) (677,433) (71,753)
Hess Corp. .............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 1,500 1,942 69,432 (67,490)
HSBC Holdings plc ........ 1.00 Quarterly Citibank NA 12/20/25 EUR 12,190 (112,462) 244,968 (357,430)
ITV plc ................. 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 5,130 (1,130,736) (821,135) (309,601)

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Koninklijke KPN NV ........ 1.00 % Quarterly Bank of America NA 12/20/25 EUR 1,565 $ (30,104) $ (9,539) $ (20,565)
Koninklijke KPN NV ........ 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 1,565 (30,104) (9,601) (20,503)
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 1,480 (28,469) 11,273 (39,742)
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 1,480 (28,469) 12,779 (41,248)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (77,453) (44,368) (33,085)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (77,453) (35,101) (42,352)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 3,650 (64,544) 82,897 (147,441)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/25 USD 2,000 (19,925) 53,529 (73,454)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 3,750 147,826 184,977 (37,151)
Cellnex Telecom SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 EUR 4,500 (993,688) (871,071) (122,617)
Cellnex Telecom SA ........ 5.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 6,450 (1,424,286) (1,249,249) (175,037)
Cellnex Telecom SA ........ 5.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 3,400 (750,786) (726,425) (24,361)
Cellnex Telecom SA ........ 5.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 5,100 (1,126,180) (1,081,279) (44,901)
Clariant AG .............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 6,410 (122,989) (33,455) (89,534)
Electricite de France SA ..... 1.00 Quarterly Deutsche Bank AG 06/20/26 EUR 3,510 (109,370) (98,973) (10,397)
Electricite de France SA ..... 1.00 Quarterly Goldman Sachs International 06/20/26 EUR 5,310 (165,458) (165,568) 110
Electricite de France SA ..... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 3,510 (109,370) (100,693) (8,677)
ELO SACA .............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 5,920 (112,528) (18,985) (93,543)
Federative Republic of Brazil .. 1.00 Quarterly Citibank NA 06/20/26 USD 1,695 58,032 63,735 (5,703)
JP Morgan Structured Products
BV ................. 1.00 Quarterly Citibank NA 06/20/26 EUR 3,210 89,949 154,138 (64,189)
Koninklijke KPN NV ........ 1.00 Quarterly Deutsche Bank AG 06/20/26 EUR 1,864 (31,600) (18,041) (13,559)
Koninklijke KPN NV ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 3,715 (62,990) — (62,990)
Lanxess AG ............. 1.00 Quarterly Goldman Sachs International 06/20/26 EUR 13,680 (403,239) (352,653) (50,586)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 06/20/26 EUR 1,900 98,281 94,558 3,723
Marks & Spencer plc ....... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 2,760 142,766 145,155 (2,389)
Next Group plc ........... 1.00 Quarterly Citibank NA 06/20/26 EUR 13,012 (147,768) (7,437) (140,331)
Nokia OYJ .............. 5.00 Quarterly Barclays Bank plc 06/20/26 EUR 9,210 (2,289,686) (1,917,333) (372,353)
Rakuten Group, Inc. ........ 1.00 Quarterly Goldman Sachs International 06/20/26 JPY 398,000 (22,201) (3,463) (18,738)
Renault SA .............. 1.00 Quarterly Bank of America NA 06/20/26 EUR 4,310 220,787 208,611 12,176
Renault SA .............. 1.00 Quarterly BNP Paribas SA 06/20/26 EUR 1,800 92,208 96,457 (4,249)
Renault SA .............. 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 2,028 103,901 122,713 (18,812)
Renault SA .............. 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 3,712 190,140 224,566 (34,426)
Saipem Finance International BV 5.00 Quarterly Citibank NA 06/20/26 EUR 2,360 (162,245) (170,621) 8,376
SES SA ................ 1.00 Quarterly Barclays Bank plc 06/20/26 EUR 6,190 (90,108) (17,572) (72,536)
SoftBank Group Corp. ...... 1.00 Quarterly BNP Paribas SA 06/20/26 JPY 174,769 77,794 71,883 5,911
SoftBank Group Corp. ...... 1.00 Quarterly BNP Paribas SA 06/20/26 JPY 174,769 77,794 71,883 5,911
SoftBank Group Corp. ...... 1.00 Quarterly BNP Paribas SA 06/20/26 JPY 174,769 77,794 78,803 (1,009)
SoftBank Group Corp. ...... 1.00 Quarterly BNP Paribas SA 06/20/26 JPY 273,094 121,561 128,014 (6,453)
Sudzucker International Finance
BV ................. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 10,670 (67,950) 75,774 (143,724)
Telecom Italia SpA ......... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 3,510 136,591 130,233 6,358
Telecom Italia SpA ......... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 3,400 132,311 125,784 6,527
Telecom Italia SpA ......... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 3,400 132,311 125,784 6,527
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 7,460 (21,030) 41,985 (63,015)
Volkswagen International
Finance NV ........... 1.00 Quarterly Bank of America NA 06/20/26 EUR 7,000 (177,053) (145,615) (31,438)
$ – $ – $ –
$ (17,574,264) $ (5,415,004) $ (12,159,260)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Advanced Micro Devices,
Inc. ............. 5.00 % Quarterly Barclays Bank plc 06/20/24 BBB- USD 1,000 $ 139,465 $ 113,241 $ 26,224
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 7,900 145,311 (349,401) 494,712

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Financial Guaranty
Insurance Company .. 1.00 % Quarterly Citibank NA 06/20/24 BBB- USD 23,695 $ 435,841 $ (1,047,981) $ 1,483,822
HCA, Inc. ........... 5.00 Quarterly Citibank NA 06/20/24 NR USD 4,900 676,404 474,033 202,371
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly Barclays Bank plc 12/20/24 BBB- USD 14,150 2,253,204 2,001,047 252,157
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 BBB- USD 1,000 159,237 149,633 9,604
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/24 NR USD 1,500 235,509 167,570 67,939
HCA, Inc. ........... 5.00 Quarterly BNP Paribas SA 12/20/24 NR USD 5,000 785,029 642,233 142,796
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 5,800 910,634 757,680 152,954
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 2,950 463,167 352,323 110,844
Republic of Italy ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB USD 39,430 958,899 24,982 933,917
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 1,830 176,155 (15,140) 191,295
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 520 50,055 10,131 39,924
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 60 6,540 5,371 1,169
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 3,050 69,523 (50,464) 119,987
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 5,250 119,671 (115,069) 234,740
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 06/20/25 BBB USD 2,000 45,589 16,696 28,893
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BBB USD 3,000 68,383 17,020 51,363
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- USD 1,000 175,585 148,285 27,300
Kraft Heinz Foods Co. .. 1.00 Quarterly Citibank NA 06/20/25 BB+ USD 2,000 31,355 13,650 17,705
Kraft Heinz Foods Co. .. 1.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 2,700 42,329 17,389 24,940
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,000 31,355 11,362 19,993
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 750 105,708 84,334 21,374
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 1,275 179,703 143,273 36,430
NRG Energy, Inc. ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 1,500 211,415 181,120 30,295
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,125 299,505 226,133 73,372
Republic of Italy ....... 1.00 Quarterly Bank of America NA 06/20/25 BBB USD 19,700 518,543 (554,760) 1,073,303
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 667 112,982 97,375 15,607
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 1,300 220,315 184,027 36,288
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,000 338,947 254,959 83,988
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 3,000 508,420 351,383 157,037
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,200 372,841 320,283 52,558
Yum! Brands, Inc. ..... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,115 13,768 (2,093) 15,861
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/25 NR USD 2,540 31,363 (18,954) 50,317
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ EUR 2,890 285,473 445,627 (160,154)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 1,490 147,182 225,296 (78,114)
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B EUR 594 59,414 51,119 8,295
Altice France SA ...... 5.00 Quarterly BNP Paribas SA 12/20/25 B EUR 870 86,984 73,505 13,479
Altice France SA ...... 5.00 Quarterly Citibank NA 12/20/25 B EUR 5,000 499,908 459,034 40,874
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/25 B EUR 1,060 105,981 79,188 26,793
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,910 190,965 102,393 88,572

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,170 $ 116,978 $ 84,948 $ 32,030
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 261 26,095 18,422 7,673
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BBB USD 2,000 44,077 8,496 35,581
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 909 157,350 148,381 8,969
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 545 94,410 88,971 5,439
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 2,000 346,171 312,141 34,030
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 545 94,410 89,726 4,684
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/25 BB- EUR 1,720 165,848 59,252 106,596
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- EUR 1,850 178,383 84,823 93,560
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 875 6,844 (15,309) 22,153
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 875 6,844 (13,506) 20,350
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/25 BB EUR 40 5,527 4,403 1,124
Kraft Heinz Foods Co. .. 1.00 Quarterly Barclays Bank plc 12/20/25 BB+ USD 1,538 20,743 (651) 21,394
Monitchem HoldCo 3 SA . 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 3,290 487,042 338,799 148,243
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 2,000 295,723 308,668 (12,945)
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 769 139,060 129,553 9,507
T-Mobile USA, Inc. ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 462 83,436 75,725 7,711
T-Mobile USA, Inc. ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB USD 769 139,060 127,293 11,767
UPC Holding BV ...... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 B EUR 1,440 223,159 189,805 33,354
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 40 5,730 4,687 1,043
Vue International Bidco plc 5.00 Quarterly Citibank NA 12/20/25 NR EUR 590 (31,429) (35,980) 4,551
Ziggo Bond Co. BV .... 5.00 Quarterly Barclays Bank plc 12/20/25 B- EUR 1,550 234,941 203,202 31,739
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 3,090 468,367 394,309 74,058
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 1,120 169,764 139,785 29,979
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 1,610 244,036 198,971 45,065
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 1,750 177,000 219,342 (42,342)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 1,760 178,011 252,705 (74,694)
Altice Finco SA ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 CCC+ EUR 2,000 168,737 128,060 40,677
Altice Finco SA ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ EUR 1,848 155,871 132,423 23,448
Altice Finco SA ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ EUR 190 16,030 11,905 4,125
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,079 40,577 (7,742) 48,319
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 744 27,966 — 27,966
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,850 69,540 (26,192) 95,732
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 06/20/26 BB- EUR 676 60,002 40,736 19,266
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 BB- EUR 490 43,493 29,096 14,397

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5.00 % Quarterly
Credit Suisse
International 06/20/26 BB- EUR 20 $ 1,775 $ 1,007 $ 768
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 1,690 150,006 94,234 55,772
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 10 888 908 (20)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB- EUR 1,750 155,331 148,606 6,725
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 BB- EUR 1,750 155,331 148,830 6,501
Dell, Inc. ............ 1.00 Quarterly BNP Paribas SA 06/20/26 BB- USD 3,125 15,085 (36,051) 51,136
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB- USD 1,000 4,827 (11,532) 16,359
International Consolidated
Airlines Group SA ... 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB EUR 3,520 249,453 321,784 (72,331)
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB EUR 1,760 243,410 256,998 (13,588)
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 20 2,766 2,071 695
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 2,530 28,686 21,408 7,278
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 1,500 17,008 12,687 4,321
Matterhorn Telecom Holding
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B+ EUR 1,000 176,247 176,050 197
Matterhorn Telecom SA .. 5.00 Quarterly Barclays Bank plc 06/20/26 B+ EUR 580 104,287 100,915 3,372
Matterhorn Telecom SA .. 5.00 Quarterly BNP Paribas SA 06/20/26 B+ EUR 290 52,143 51,439 704
Matterhorn Telecom SA .. 5.00 Quarterly Citibank NA 06/20/26 B+ EUR 1,700 305,668 307,326 (1,658)
Matterhorn Telecom SA .. 5.00 Quarterly Citibank NA 06/20/26 B+ EUR 1,750 314,659 310,410 4,249
Matterhorn Telecom SA .. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B+ EUR 1,700 305,668 300,169 5,499
Monitchem HoldCo 3 SA . 5.00 Quarterly
Goldman Sachs
International 06/20/26 B- EUR 1,110 171,373 129,515 41,858
NRG Energy, Inc. ...... 5.00 Quarterly Barclays Bank plc 06/20/26 BB+ USD 1,600 247,026 222,544 24,482
NRG Energy, Inc. ...... 5.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 1,500 231,586 208,683 22,903
Petroleos Mexicanos ... 1.00 Quarterly
Goldman Sachs
International 06/20/26 BBB USD 7,460 (923,872) (959,913) 36,041
Stonegate Pub Co.
Financing plc ...... 5.00 Quarterly
Credit Suisse
International 06/20/26 NR EUR 1,750 23,600 (1,702) 25,302
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 06/20/26 BB USD 3,000 590,098 520,740 69,358
T-Mobile USA, Inc. ..... 5.00 Quarterly Citibank NA 06/20/26 BB USD 1,250 245,874 219,585 26,289
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 89 (6,477) (9,712) 3,235
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 262 (19,068) (28,470) 9,402
United Rentals North
America, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB USD 1,000 186,025 175,831 10,194
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B EUR 990 143,384 116,984 26,400
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 667 (41,095) (35,482) (5,613)
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 700 (43,149) (40,925) (2,224)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/26 BB- USD 2,000 7,987 7,486 501
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/26 BB- USD 1,500 5,990 — 5,990
Yum! Brands, Inc. ..... 1.00 Quarterly Citibank NA 06/20/26 BB- USD 1,500 5,990 (6,967) 12,957
Vertical Holdco GmbH .. 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 850 88,799 (13,838) 102,637
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B- EUR 1,570 222,558 180,619 41,939
Virgin Media Finance plc . 5.00 Quarterly Bank of America NA 06/20/28 B EUR 1,760 231,137 208,607 22,530
$ 20,579,457 $ 12,873,924 $ 7,705,533

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks used in determining the variable rate of interest:
(c)
Amount includes $(5,927) of net dividends and financing fees.
i
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Seagate Technology plc Quarterly 3 month LIBOR Quarterly
Merrill Lynch International
& Co. 08/09/21 USD 21 $ 30,660 $ — $ 30,660
3 month LIBOR ..... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Goldman Sachs
International 09/20/21 USD 20,000 (132,781) (222) (132,559)
Choice Hotels
International, Inc. .. Quarterly
3 month LIBOR
minus 0.20% Quarterly BNP Paribas SA 11/15/21 USD 2 (2,742) — (2,742)
$ (104,863) $ (222) $ (104,641)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ 10,254,411 $ (708,125)
(c)
$ 9,552,213 2.1%
(b)
Range: 20-28 basis points
Benchmarks: Euro Interbank Offer Rate:
EUR 1 Week
Intercontinental Exchange LIBOR:
CHF 1 Week
JPY 1 Week
Sterling Overnight Index Average
USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of July 31, 2021, expiration date 02/15/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Belgium
Telenet Group Holding NV ... 71,754 $ 2,693,034 28.2%
Brazil
Oi SA, ADR ............. 903,957 1,021,471 10.7
Finland
Nordea Bank Abp ......... 159,001 1,861,967 19.5
Shares Value
% of Basket
Value
France
Electricite de France SA ..... 205,621 $ 2,496,147 26.1%
Societe Generale SA ....... 25,785 755,132 7.9
3,251,279
Italy
Telecom Italia SpA ........ 6,151,212 2,867,877 30.0
UniCredit SpA ........... 65,064 778,255 8.2
3,646,132
Japan
SoftBank Group Corp. ...... 31,200 1,962,033 20.5

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Spain
Banco Santander SA ....... 200,951 $ 736,115 7.7%
Cellnex Telecom SA ....... 8,179 533,407 5.6
1,269,522
United Kingdom
Barclays Bank plc ......... 316,697 766,115 8.0
Liberty Global plc, Class A ... 120,712 3,241,117 33.9
4,007,232
United States
Coty, Inc., Class A ......... 166,045 1,449,573 15.2
Total Reference Entity — Long ............ 21,162,243
Shares Value
% of Basket
Value
Reference Entity — Short
Switzerland
Credit Suisse Group AG
(Registered) ........... (735,152) $ (7,380,412) (77.3) %
United Kingdom
International Consolidated
Airlines Group SA ....... (1,380,551) (3,215,419) (33.6)
United States
CommScope Holding Co., Inc. (47,930) (1,014,199) (10.6)
Total Reference Entity — Short ............ (11,610,030)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 9,552,213
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.07%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
3 month LIBOR ....................................... London Interbank Offered Rate 0.12
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 271,713 $ (5,518,452) $ 3,392 $ (435,483) $ —
OTC Swaps ..................................................... 24,492,903 (17,034,205) 8,327,505 (13,593,998) —
Options Written ................................................... N/A N/A 2,506,253 (36,488) (2,399,658)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 440,725 $ — $ — $ — $ 440,725
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 14,443,332 — — 14,443,332
Options purchased
Investments at value — unaffiliated
(b)
........... — 680,365 4,528,258 — 54,219 — 5,262,842
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 3,392 — 3,392
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 32,789,748 30,660 — — — 32,820,408
$ — $ 33,470,113 $ 4,999,643 $ 14,443,332 $ 57,611 $ — $ 52,970,699
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 2,350,377 — 2,350,377
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 328,057 — — 328,057
Options written
Options written at value ..................... — 415,614 1,962,794 — 21,250 — 2,399,658
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 433,253 — — 2,230 — 435,483
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 29,784,555 710,867 — 132,781 — 30,628,203
$ — $ 30,633,422 $ 2,673,661 $ 328,057 $ 2,506,638 $ — $ 36,141,778
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the year ended July 31, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (10,168,874) $ — $ 1,930,620 $ — $ (8,238,254)
Forward foreign currency exchange contracts .... — — — (47,130,715) — — (47,130,715)
Options purchased
(a)
.................... — (14,882,123) (25,483,872) — (153,040) — (40,519,035)
Options written ........................ — 7,317,803 25,114,402 — — — 32,432,205
Swaps .............................. — (27,724,376) 5,380,418 — (4,136,189) — (26,480,147)
$ — $ (35,288,696) $ (5,157,926) $ (47,130,715) $ (2,358,609) $ — $ (89,935,946)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 572,404 — (753,319) — (180,915)
Forward foreign currency exchange contracts .... — — — 40,749,612 — — 40,749,612
Options purchased
(b)
.................... — (101,525) (3,567,011) — (519,171) — (4,187,707)
Options written ........................ — 20,608 1,589,683 — 444,183 — 2,054,474
Swaps .............................. — 602,405 539,859 — 3,496,142 — 4,638,406
$ — $ 521,488 $ (865,065) $ 40,749,612 $ 2,667,835 $ — $ 43,073,870
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short ................................................................................. $ 180,674,513
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 980,045,797
Average amounts sold — in USD ........................................................................................ 343,634,339
Options:
Average value of option contracts purchased ................................................................................ 7,112,764
Average value of option contracts written ................................................................................... 2,420,652
Average notional value of swaption contracts purchased ......................................................................... 410,632,805
Average notional value of swaption contracts written ........................................................................... 278,076,036
Credit default swaps:
Average notional value — buy protection ................................................................................... 751,449,467
Average notional value — sell protection ................................................................................... 327,620,441
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 10,659,806
Average notional value — receives fixed rate ................................................................................ 2,409,806
Total return swaps:
Average notional value ............................................................................................... 24,926,333
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 79,500 $ 179,340
Forward foreign currency exchange contracts ................................................................. 14,443,332 328,057
Options
(a)
......................................................................................... 5,262,842 2,399,658
Swaps — Centrally cleared ............................................................................. 151,056 —
Swaps — OTC
(b)
.................................................................................... 32,820,408 30,628,203
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 52,757,138 $ 33,535,258
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(4,813,033) (2,163,384)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 47,944,105 $ 31,371,874
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 2,605,984 $ (2,605,984) $ — $ — $ —
Barclays Bank plc ................................ 7,027,807 (6,483,467) — — 544,340
BNP Paribas SA ................................. 4,242,207 (1,312,317) — (2,470,000) 459,890
Citibank NA .................................... 12,192,100 (4,000,059) — (7,100,191) 1,091,850
Credit Agricole Corporate & Investment Bank SA ........... 7,598 — — — 7,598
Credit Suisse International .......................... 2,100,331 (1,526,354) — (573,977) —
Deutsche Bank AG ............................... 268,284 (141,182) — (127,102) —
Goldman Sachs International ........................ 4,020,067 (4,020,067) — — —
JPMorgan Chase Bank NA .......................... 7,182,313 (6,341,388) — (500,000) 340,925
Merrill Lynch International & Co. ...................... 30,660 (30,660) — — —
Morgan Stanley & Co. International plc .................. 8,266,754 (1,113,817) — (6,370,000) 782,937
$ 47,944,105 $ (27,575,295) $ — $ (17,141,270) $ 3,227,540

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 3,778,089 $ (2,605,984) $ — $ (1,172,105) $ —
Barclays Bank plc ................................ 6,483,467 (6,483,467) — — —
BNP Paribas SA ................................. 1,312,317 (1,312,317) — — —
Citibank NA .................................... 4,000,059 (4,000,059) — — —
Credit Suisse International .......................... 1,526,354 (1,526,354) — — —
Deutsche Bank AG ............................... 141,182 (141,182) — — —
Goldman Sachs International ........................ 5,965,116 (4,020,067) — (1,945,049) —
JPMorgan Chase Bank NA .......................... 6,341,388 (6,341,388) — — —
Merrill Lynch International & Co. ...................... 708,125 (30,660) — — 677,465
Morgan Stanley & Co. International plc .................. 1,113,817 (1,113,817) — — —
State Street Bank and Trust Co. ...................... 1,960 — — — 1,960
$ 31,371,874 $ (27,575,295) $ — $ (3,117,154) $ 679,425
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Cayman Islands ........................................ $ — $ 4,490,396 $ — $ 4,490,396
Ireland .............................................. — 30,256,198 3,269,665 33,525,863
Netherlands ........................................... — 3,509,508 — 3,509,508
United Kingdom ........................................ — 2,843,085 — 2,843,085
Common Stocks:
Brazil ............................................... 762,547 — — 762,547
Canada ............................................. — — 1,653,254 1,653,254
Germany ............................................ 3,827,125 — — 3,827,125
Italy ................................................ — 9,796 — 9,796
Luxembourg .......................................... 3,239,602 — — 3,239,602
Netherlands ........................................... 2,177,801 — — 2,177,801
United Kingdom ........................................ 3,312,835 — 40 3,312,875
United States .......................................... 24,680,231 6,491,293 57,754 31,229,278
Corporate Bonds
Argentina ............................................ — 240,188 — 240,188
Australia ............................................. — 985,369 — 985,369
Austria .............................................. — 9,828,099 — 9,828,099
Bahrain ............................................. — 432,575 — 432,575
Brazil ............................................... — 9,454,305 — 9,454,305
Canada ............................................. — 6,112,983 — 6,112,983
Chile ............................................... — 1,314,319 — 1,314,319
China ............................................... — 22,061,140 — 22,061,140
Colombia ............................................ — 1,148,228 — 1,148,228
Cyprus .............................................. — 492,438 — 492,438
Dominican Republic ..................................... — 418,450 — 418,450
France .............................................. — 54,846,140 — 54,846,140
Germany ............................................ — 19,946,570 — 19,946,570
Ghana .............................................. — 9,082,006 — 9,082,006
Greece .............................................. — 107,750 — 107,750
Guatemala ........................................... — 778,734 — 778,734
Hong Kong ........................................... — 4,624,341 — 4,624,341
India ............................................... — 3,752,693 — 3,752,693
Indonesia ............................................ — 1,621,969 — 1,621,969
Ireland .............................................. — 3,601,603 — 3,601,603
Israel ............................................... — 1,493,211 — 1,493,211
Italy ................................................ — 45,424,979 — 45,424,979
Japan ............................................... — 20,451,361 — 20,451,361
Kuwait .............................................. — 454,220 — 454,220
Luxembourg .......................................... — 44,070,340 — 44,070,340
Macau .............................................. — 562,334 — 562,334
Malaysia ............................................. — 1,018,918 — 1,018,918
Mexico .............................................. — 2,567,659 — 2,567,659
Morocco ............................................. — 252,697 — 252,697
Netherlands ........................................... — 23,398,844 — 23,398,844
Norway .............................................. — 200,289 — 200,289
Oman ............................................... — 410,375 — 410,375
Panama ............................................. — 202,788 — 202,788
Paraguay ............................................ — 109,814 — 109,814
Peru ................................................ — 663,951 — 663,951
Portugal ............................................. — 8,004,815 — 8,004,815
Saudi Arabia .......................................... — 419,175 — 419,175
Singapore ............................................ — 619,515 — 619,515
South Africa ........................................... — 429,125 — 429,125
South Korea .......................................... — 624,509 — 624,509

2021
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2021
Level 1 Level 2 Level 3 Total
Spain ............................................... $ — $ 56,024,977 $ — $ 56,024,977
Sweden ............................................. — 2,085,308 — 2,085,308
Switzerland ........................................... — 25,063,668 — 25,063,668
Tanzania, United Republic of ............................... — 419,500 — 419,500
Thailand ............................................. — 1,400,324 — 1,400,324
Turkey .............................................. — 204,500 — 204,500
Ukraine ............................................. — 198,413 — 198,413
United Arab Emirates .................................... — 1,549,898 — 1,549,898
United Kingdom ........................................ — 138,902,763 — 138,902,763
United States .......................................... — 303,414,327 84,978,565 388,392,892
Vietnam ............................................. — 246,766 — 246,766
Floating Rate Loan Interests:
Canada ............................................. — 11,821,778 1,182,347 13,004,125
France .............................................. — 31,339,764 — 31,339,764
Germany ............................................ — 12,780,748 — 12,780,748
Ireland .............................................. — 8,245,209 — 8,245,209
Jersey, Channel Islands ................................... — — 330,701 330,701
Luxembourg .......................................... — 23,256,514 9 23,256,523
Netherlands ........................................... — 27,413,432 — 27,413,432
Norway .............................................. — 2,366,070 — 2,366,070
Singapore ............................................ — — 3,311,216 3,311,216
Spain ............................................... — 11,672,426 — 11,672,426
Sweden ............................................. — 15,302,950 — 15,302,950
United Kingdom ........................................ — 23,102,650 — 23,102,650
United States .......................................... — 217,754,562 7,418,942 225,173,504
Foreign Agency Obligations ................................. — 25,161,896 — 25,161,896
Foreign Government Obligations .............................. — 13,167,564 — 13,167,564
Non-Agency Mortgage-Backed Securities ........................ — 29,346,303 — 29,346,303
Preferred Securities ....................................... — 6,540,624 — 6,540,624
U.S. Treasury Obligations ................................... — 4,796,764 — 4,796,764
Warrants .............................................. 606,641 99,671 61,157 767,469
Short-Term Securities:
Borrowed Bond Agreements ................................. — 91,893,617 — 91,893,617
Money Market Funds ...................................... 92,834,893 — — 92,834,893
Options Purchased:
Credit contracts .......................................... 56,300 624,065 — 680,365
Equity contracts .......................................... 4,528,258 — — 4,528,258
Interest rate contracts ...................................... 54,219 — — 54,219
Liabilities:
Borrowed Bonds ......................................... — (87,812,322) — (87,812,322)
Investments Sold Short .................................... — (2,314,934) — (2,314,934)
$ 136,080,452 $ 1,345,898,890 $ 102,263,650 $ 1,584,242,992
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 8,296,845 $ — $ 8,296,845
Equity contracts ........................................... 440,725 30,660 — 471,385
Foreign currency exchange contracts ............................ — 14,443,332 — 14,443,332
Interest rate contracts ....................................... — 3,392 — 3,392
Liabilities:
Credit contracts ........................................... — (13,599,439) — (13,599,439)
Equity contracts ........................................... (1,962,794) (710,867) — (2,673,661)
Foreign currency exchange contracts ............................ — (328,057) — (328,057)
Interest rate contracts ....................................... (2,371,627) (134,789) — (2,506,416)
$ (3,893,696) $ 8,001,077 $ — $ 4,107,381
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $30,017,060 are categorized as Level 2 within the disclosure hierarchy.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2021
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests Warrants Total
Investments:
Assets:
Opening balance, as of July 31, 2020 ........................................... $ — $ 285,313 $ 81,446,905 $ 19,245,957 $ 22,042 $ 101,000,217
Transfers into level 3 ..................................................... — — — — — —
Transfers out of level 3 .................................................... — — — — — —
Accrued discounts/premiums ................................................. 1,073 — 728 21,996 — 23,797
Net realized loss ......................................................... — (145,744) — (24) — (145,768)
Net change in unrealized appreciation (depreciation)
(a)(b)
............................... (68,842) (178,196) 13,630,972 1,049,309 181,955 14,615,198
Purchases ............................................................. 3,337,434 1,749,925 1,176,980 12,881,128 83,475 19,228,942
Sales ................................................................ — (250) (11,277,020) (20,955,151) (226,315) (32,458,736)
Closing balance, as of July 31, 2021 ............................................
$ 3,269,665 $ 1,711,048 $ 84,978,565 $ 12,243,215 $ 61,157 $ 102,263,650
Net change in unrealized appreciation (depreciation) on investments still held a t July 31, 2021
(b)
.....
$ (68,842) $ (38,627) $ 13,630,972 $ 255,313 $ (22,318) $ 13,756,498
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $17,166,289. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 57,639 Market Time to Exit 1.1 – 2.5 years 1.6 years
Volatility 40% - 63% 47%
Corporate Bonds ........................... 84,978,565 Income Discount Rate 4% – 10% 6%
Warrants ................................ 61,157 Market Time to Exit 0.2 – 1.6 years 1.0 years
Volatility 24% - 72% 44%
$ 85,097,361
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Statement of Assets and Liabilities

July 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Global
Long/Short Credit
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,581,535,355
Investments, at value — affiliated
(b)
......................................................................................... 92,834,893
Cash pledged: –
Collateral — reverse repurchase agreements ................................................................................. 532,000
Collateral — OTC derivatives ............................................................................................ 30,800,178
Futures contracts .................................................................................................... 2,609,880
Centrally cleared swaps ................................................................................................ 4,041,710
Foreign currency, at value
(c)
.............................................................................................. 57,653,299
Receivables: –
Investments sold .................................................................................................... 34,560,032
Swaps   .......................................................................................................... 17,151
Capital shares sold ................................................................................................... 8,770,612
Dividends — affiliated ................................................................................................. 351
Dividends — unaffiliated ............................................................................................... 342
Interest — unaffiliated ................................................................................................. 14,283,439
Variation margin on futures contracts ....................................................................................... 79,500
Variation margin on centrally cleared swaps .................................................................................. 151,056
Swap premiums paid ................................................................................................... 24,492,903
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 14,443,332
OTC swaps ........................................................................................................ 8,327,505
Prepaid expenses ..................................................................................................... 39,505
Total assets .........................................................................................................
1,875,173,043
LIABILITIES
Investments sold short, at value
(d)
.......................................................................................... 2,314,934
Bank overdraft ........................................................................................................ 16,374,625
Cash received: –
Collateral — OTC derivatives ............................................................................................ 17,480,191
Borrowed bonds, at value
(e)
............................................................................................... 87,812,322
Options written, at value
(f)
................................................................................................ 2,399,658
Reverse repurchase agreements, at value ..................................................................................... 30,017,060
Payables: –
Investments purchased ................................................................................................ 71,278,006
Swaps   .......................................................................................................... 203,209
Administration fees ................................................................................................... 74,463
Capital shares redeemed ............................................................................................... 5,730,095
Interest expense .................................................................................................... 642,753
Investment advisory fees .............................................................................................. 1,258,415
Trustees' and Officer's fees ............................................................................................. 15,195
Other affiliate fees ................................................................................................... 6,875
Service and distribution fees ............................................................................................. 70,628
Variation margin on futures contracts ....................................................................................... 179,340
Other accrued expenses ............................................................................................... 1,061,913
Swap premiums received ................................................................................................ 17,034,205
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 328,057
OTC swaps ........................................................................................................ 13,593,998
Total liabilities ........................................................................................................
267,875,942
NET ASSETS ........................................................................................................
$ 1,607,297,101

Statement of Assets and Liabilities
(continued)
July 31, 2021

Financial Statements
See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 2,025,425,763
Accumulated loss ..................................................................................................... (418,128,662)
NET ASSETS ........................................................................................................
$ 1,607,297,101
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 1,625,896,468
(b)
  Investments, at cost — affiliated .......................................................................................... $ 92,834,893
(c)
  Foreign currency, at cost ............................................................................................... $ 57,416,596
(d)
  Proceeds received from investments sold short , at value — unaffiliated ................................................................ $ 2,321,788
(e)
  Proceeds received from borrowed bonds .................................................................................... $ 85,216,029
(f)
  Premiums received ................................................................................................... $ 4,869,423

Statement of Assets and Liabilities
(continued)
July 31, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 1,202,628,127
Shares outstanding .................................................................................................
117,340,694
Net asset value ....................................................................................................
$ 10.25
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1
Investor A
Net assets ........................................................................................................
$ 86,175,689
Shares outstanding .................................................................................................
8,418,195
Net asset value ....................................................................................................
$ 10.24
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1
Investor C
Net assets ........................................................................................................
$ 18,771,024
Shares outstanding .................................................................................................
1,860,596
Net asset value ....................................................................................................
$ 10.09
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1
Class K
Net assets ........................................................................................................
$ 299,722,261
Shares outstanding .................................................................................................
29,219,382
Net asset value ....................................................................................................
$ 10.26
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1

Statement of Operations
Year Ended July 31, 2021

Financial Statements
See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 28,214
Dividends — unaffiliated ............................................................................................... 258,689
Interest — unaffiliated ................................................................................................ 84,028,270
Foreign taxes withheld ................................................................................................ (3,895)
Total investment income .................................................................................................
84,311,278
EXPENSES
Investment advisory .................................................................................................. 14,900,199
Transfer agent — class specific .......................................................................................... 953,277
Administration ..................................................................................................... 640,041
Service and distribution — class specific .................................................................................... 445,658
Administration — class specific .......................................................................................... 241,034
Accounting services .................................................................................................. 179,951
Professional ....................................................................................................... 155,973
Registration ....................................................................................................... 98,960
Custodian ......................................................................................................... 72,543
Trustees and Officer .................................................................................................. 15,709
Miscellaneous ...................................................................................................... 151,246
Total expenses excluding dividend expense, and interest expense .....................................................................
17,854,591
Dividends expense — unaffiliated ........................................................................................... 1,574
Interest expense ...................................................................................................... 5,785,893
Total expenses .......................................................................................................
23,642,058
Less: –
Administration fees waived — class specific .................................................................................. (238)
Fees waived and/or reimbursed by the Manager ............................................................................... (36,678)
Total expenses after fees waived and/or reimbursed ..............................................................................
23,605,142
Net investment income ..................................................................................................
60,706,136
REALIZED AND UNREALIZED GAIN (LOSS) $ 75,154,585
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (91,194)
Investments — unaffiliated ........................................................................................... 61,148,353
Borrowed bonds .................................................................................................. (8,827,034)
Forward foreign currency exchange contracts ............................................................................... (47,130,715)
Foreign currency transactions ......................................................................................... 6,664,446
Futures contracts .................................................................................................. (8,238,254)
Options written ................................................................................................... 32,432,205
Short sales — unaffiliated ............................................................................................ (5,039,101)
Swaps ......................................................................................................... (26,480,147)
A
4,438,559
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (39,678)
Investments — unaffiliated ........................................................................................... 18,065,627
Borrowed bonds .................................................................................................. 6,516,066
Forward foreign currency exchange contracts ............................................................................... 40,749,612
Foreign currency translations .......................................................................................... (1,096,705)
Futures contracts .................................................................................................. (180,915)
Options written ................................................................................................... 2,054,474
Short sales — unaffiliated ............................................................................................ 9,139
Swaps ......................................................................................................... 4,638,406
A
70,716,026
Net realized and unrealized gain ...........................................................................................
75,154,585
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 135,860,721

Statements of Changes in Net Assets

2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Global Long/Short Credit Fund
Year Ended July 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 60,706,136 $ 79,182,791
Net realized gain (loss) .............................................................................. 4,438,559 (5,345,045)
Net change in unrealized appreciation (depreciation) .......................................................... 70,716,026 (60,066,146)
Net increase in net assets resulting from operations .............................................................
135,860,721 13,771,600
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (43,617,993) (56,516,836)
Investor A ..................................................................................... (2,536,547) (3,569,137)
Investor C ..................................................................................... (563,231) (1,423,344)
Class K ....................................................................................... (13,282,311) (20,490,733)
Decrease in net assets resulting from distributions to shareholders ...................................................
(60,000,082) (82,000,050)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(222,028,905) (1,215,736,095)
NET ASSETS
Total decrease in net assets ............................................................................ (146,168,266) (1,283,964,545)
Beginning of year .................................................................................... 1,753,465,367 3,037,429,912
End of year ........................................................................................
$ 1,607,297,101 $ 1,753,465,367
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Global Long/Short Credit Fund
Institutional
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.78 $ 10.05 $ 10.36 $ 10.36 $ 9.91
Net investment income
(a)
.....................................
0.38 0.37 0.37 0.33 0.30
Net realized and unrealized gain (loss) ............................
0.48 (0.27) (0.10) (0.21) 0.15
Net increase from investment operations ............................
0.86 0.10 0.27 0.12 0.45
Distributions from net investment income
(b)
........................
(0.39) (0.37) (0.58) (0.12) —
Net asset value, end of year ...................................
$ 10.25 $ 9.78 $ 10.05 $ 10.36 $ 10.36
Total Return
(c)
8.95% 0.96% 2.83% 1.16% —
Based on net asset value ......................................
8.95% 0.96%
(d)
2.83%
(d)
1.16%
(d)
4.54%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.46% 1.85% 2.03% 2.00% 1.86%
Total expenses after fees waived and/or reimbursed ....................
1.45% 1.85% 2.01% 1.98% 1.86%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales .......
1.09% 1.12% 1.07% 1.05% 1.08%
Net investment income .......................................
3.80% 3.74% 3.67% 3.21% 2.91%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,202,628 $ 1,223,282 $ 1,747,346 $ 2,305,172 $ 3,640,459
Portfolio turnover rate ........................................
156% 232% 226% 185% 229%
Year Ended July 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2019, the expense ratio would have been 2.28%.
BlackRock Global Long/Short Credit Fund
Investor A
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.76 $ 10.03 $ 10.33 $ 10.31 $ 9.88
Net investment income
(a)
.....................................
0.35 0.34 0.34 0.31 0.26
Net realized and unrealized gain (loss) ............................
0.49 (0.27) (0.10) (0.23) 0.17
Net increase from investment operations ............................
0.84 0.07 0.24 0.08 0.43
Distributions from net investment income
(b)
........................
(0.36) (0.34) (0.54) (0.06) —
Net asset value, end of year ...................................
$ 10.24 $ 9.76 $ 10.03 $ 10.33 $ 10.31
Total Return
(c)
8.69% 0.69% 2.60% 0.81% —
Based on net asset value ......................................
8.69% 0.69%
(d)
2.60%
(d)
0.81%
(d)
4.35%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.73% 2.10% 2.29%
(f)
2.25% 2.13%
Total expenses after fees waived and/or reimbursed ....................
1.72% 2.10% 2.27% 2.24% 2.12%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales .......
1.36% 1.37% 1.33% 1.31% 1.35%
Net investment income .......................................
3.53% 3.49% 3.43% 2.99% 2.63%
Supplemental Data
Net assets, end of year (000) ....................................
$ 86,176 $ 101,727 $ 117,093 $ 168,471 $ 228,373
Portfolio turnover rate ........................................
156% 232% 226% 185% 229%
Year Ended July 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Global Long/Short Credit Fund
Investor C
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.58 $ 9.82 $ 10.12 $ 10.10 $ 9.76
Net investment income
(a)
.....................................
0.27 0.27 0.26 0.23 0.19
Net realized and unrealized gain (loss) ............................
0.47 (0.26) (0.10) (0.21) 0.15
Net increase from investment operations ............................
0.74 0.01 0.16 0.02 0.34
Distributions from net investment income
(b)
........................
(0.23) (0.25) (0.46) — —
Net asset value, end of year ...................................
$ 10.09 $ 9.58 $ 9.82 $ 10.12 $ 10.10
Total Return
(c)
7.75% 0.03% 1.72% 0.20% —
Based on net asset value ......................................
7.75% 0.03%
(d)
1.72%
(d)
0.20%
(d)
3.48%
Ratios to Average Net Assets
(e)
Total expenses .............................................
2.50% 2.86% 3.05%
(f)
3.02% 2.87%
Total expenses after fees waived and/or reimbursed ....................
2.49% 2.86% 3.03% 3.01% 2.87%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales .......
2.13% 2.13% 2.09% 2.08% 2.10%
Net investment income .......................................
2.71% 2.75% 2.65% 2.25% 1.88%
Supplemental Data
Net assets, end of year (000) ....................................
$ 18,771 $ 29,291 $ 68,930 $ 100,645 $ 132,965
Portfolio turnover rate ........................................
156% 232% 226% 185% 229%
Year Ended July 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Global Long/Short Credit Fund
Class K
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.79 $ 10.06 $ 10.37 $ 10.37 $ 9.92
Net investment income
(a)
.....................................
0.39 0.38 0.38 0.35 0.30
Net realized and unrealized gain (loss) ............................
0.48 (0.27) (0.11) (0.21) 0.15
Net increase from investment operations ............................
0.87 0.11 0.27 0.14 0.45
Distributions from net investment income
(b)
........................
(0.40) (0.38) (0.58) (0.14) —
Net asset value, end of year ...................................
$ 10.26 $ 9.79 $ 10.06 $ 10.37 $ 10.37
Total Return
(c)
9.02% 1.04% 2.91% 1.34% —
Based on net asset value ......................................
9.02% 1.04%
(d)
2.91%
(d)
1.34%
(d)
4.54%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.39% 1.77% 1.96% 1.94% 1.79%
Total expenses after fees waived and/or reimbursed ....................
1.38% 1.76% 1.94% 1.93% 1.79%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales .......
1.02% 1.04% 1.00% 0.99% 1.02%
Net investment income .......................................
3.85% 3.85% 3.75% 3.33% 2.97%
Supplemental Data
Net assets, end of year (000) ....................................
$ 299,722 $ 399,165 $ 1,104,061 $ 1,323,371 $ 30,093
Portfolio turnover rate ........................................
156% 232% 226% 185% 229%
Year Ended July 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Global Long/Short Credit Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge
("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a 1.00% CDSC if redeemed within one year of purchase. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of non-
index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”) . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts , options written, swaps and short sales) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared and paid at least annually.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”) ,  the trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more

Notes to Financial Statements
(continued)

Notes to Financial Statements
risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate the Fund to make future cash payments.  As of July 31, 2021 , the Fund had outstanding commitments of $6,366,800. These commitments are not included in the net assets of the Fund as of July 31, 2021 .
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended July 31, 2021, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Fund were
$12,134,991 and 0.53%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/
or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of the Fund’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
Short Sale Transactions (Borrowed Bonds):  In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security.
When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statement of Assets and Liabilities.  Securities segregated as collateral are denoted in the Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Statement of
Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statement of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Counterparty
Borrowed Bond
Agreements
(a)
Reverse
Repurchase
Agreements
Borrowed
Bonds at
Value including
Accrued Interest
(b)
Net Amount
before
Collateral
Non-Cash
Collateral
Received
Cash
Collateral
Received
Fair Value of
Non-Cash
Collateral
Pledged
Including
Accrued
Interest
(c)
Cash
Collateral
Pledged
Net Collateral
(Received) /
Pledged
Net Exposure
Due (to) /from
Counterparty
(d)
Barclays Bank plc . $ 23,519,407 $ (8,824,554) $ (23,668,162) $ (8,973,309) $ — $ — $ 8,973,309 $ — $ 8,973,309 $ —
Barclays Capital, Inc. 4,329,000 — (3,016,550) 1,312,450 — — — — — 1,312,450
(e)
BNP Paribas SA .. 13,080,574 (3,740,327) (13,128,663) (3,788,416) — — 3,709,653 — 3,709,653 (78,763)
Citigroup Global
Markets Ltd. ..... 8,823,330 — (8,724,299) 99,031 — — — — — 99,031
Goldman Sachs
International ..... 5,675,868 — (5,683,539) (7,671) — — — — — (7,671)
J.P. Morgan
Securities plc .... 34,760,438 — (32,531,822) 2,228,616 — — — — — 2,228,616
(f)
RBC Capital Markets
LLC ........... 1,705,000 (17,452,179) (1,702,040) (17,449,219) — — 17,449,219 — 17,449,219 —
$ 91,893,617 $ (30,017,060) $ (88,455,075) $ (26,578,518) $ — $ — $ 30,132,181 $ — $ 30,132,181 $ 3,553,663
(a)
Included in Investments at value-unaffiliated in the Statement of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $642,753 which is included in interest expense payable in the Statement of Assets and Liabilities.
(c)
Net collateral, including accrued interest, with a value of $35,853,439 has been pledged in connection with open reverse repurchase agreements.
(d)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
(e)
Borrowed bond agreement with a value of $1,306,500 has been purchased and is pending settlement as of July 31, 2021.
(f)
Borrowed bond agreement with a value of $2,338,217 has been purchased and is pending settlement as of July 31, 2021.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which

Notes to Financial Statements
(continued)

Notes to Financial Statements
is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-Advisers'), each an affiliate of the Manager. The Manager pays BIL and BRS, for services they provide for that portion of the Fund for which BIL and BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.015% of the average daily net assets of each respective class.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.95%
$1 Billion - $3 Billion ..................................................................................................... 0.89
$3 Billion - $5 Billion ..................................................................................................... 0.86
$5 Billion - $ 6.5 Billion ................................................................................................... 0.83
$ 6.5 Billion - $10 Billion ................................................................................................... 0.80
Greater than $10 Billion .................................................................................................. 0.76
Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 208,604
Investor C ........................................................................................................ 237,054
$ 445,658
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

For the year ended July 31, 2021, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2021, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2021, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended July 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  year ended  July 31, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A
Shares for a total of $1,925 .
For the year ended July 31, 2021, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through N ovember 30, 2021 . The contractual agr eement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended July
31 , 2021, the amount waived was $ 35,166.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/
or reimbursed by the Manager in the Statement of Operations. For the year ended July 31, 2021, the Manager waived $1,512 in investment advisory fees pursuant to this arrangement.
Institutional ....................................................................................................... $ 174,338
Investor A ........................................................................................................ 12,524
Investor C ........................................................................................................ 3,558
Class K ......................................................................................................... 50,614
$ 241,034
Institutional ............................................................................................................. $ 996
Institutional .................................................................................................... $ 1,771
Investor A ..................................................................................................... 397
Investor C ..................................................................................................... 264
Class K ...................................................................................................... 306
$ 2,738
Institutional ....................................................................................................... $ 845,003
Investor A ........................................................................................................ 76,467
Investor C ........................................................................................................ 26,132
Class K ......................................................................................................... 5,675
$ 953,277
Investor A $ 4,134
Investor C 44

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through November 30, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
These amounts waived and/or reimbursed are included in administration fees waived — class specific in the Statement of Operations. For the year ended July 31, 2021, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfu nd Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended July 31, 2021, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year  ended July 31 , 2021, the purchase and sale transactions and any net realized gai ns (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended July 31, 2021, purchases and sales of investments, including paydowns and excluding short-term investments, were as follows:
RULE ABOVE
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
Institutional .......................................................................................................... 1.20%
Investor A ........................................................................................................... 1.40
Investor C ........................................................................................................... 2.15
Class K ............................................................................................................ 1.15
Fund Name/Share Class
Administration Fees
Waived
BlackRock Global Long/Short Credit Fund
Investor C ........................................................................................................ $ 238
Purchases ............................................................................................................... $ 5,533,502
Sales ................................................................................................................... 14,737,587
Net Realized Gain .......................................................................................................... 476,344
U.S. Government Securities Other Securities
Fund Name
Purchases Sales
Purchases
Sales
BlackRock Global Long/Short Credit Fund ................................... $ 4,858,723 $ — $ 2,440,286,682 $ 2,753,176,226

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures, options contracts and foreign currency exchange contracts, amortization methods of premiums and discounts on fixed-income securities, the accrual of income on securities in default, the classification of investments, dividends recognized for tax purposes and the accounting for swap agreements.
During the year ended July 31, 2021, the Fund utilized the following amount of its capital loss carryforward.
As of July 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed.
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
test
Fund Name
Year Ended
07/31/21
Year Ended
07/31/20
BlackRock Global Long/Short Credit Fund
Ordinary income ............................................................................................ $ 60,000,082 $ 82,000,050
Fund Name
Undistributed
Ordinary
Income
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Global Long/Short Credit Fund ...........................................
$ 47,068,781 $ (387,967,202) $ (77,230,241) $ (418,128,662)
Fund Name Amount Utilized
BlackRock Global Long/Short Credit Fund .................................................................................... $ 15,085,379
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Long/Short Credit Fund ................................. $ 1,7 26 , 256 , 372 $ 52 , 654 , 922 $ (1 10,807,007 ) $ (58,152,085)

Notes to Financial Statements
(continued)

Notes to Financial Statements
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of
Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/21
Year Ended
07/31/20
Fund Name/Share class
Shares Amount Shares Amount
BlackRock Global Long/Short Credit Fund
Institutional
Shares sold .............................................
37,495,445 $ 378,609,710 37,242,261 $ 364,920,209
Shares issued in reinvestment of distributions ........................
3,233,135 32,072,694 4,364,363 43,294,485
Shares redeemed .........................................
(48,436,257) (485,531,325) (90,408,343) (883,285,188)
(7,707,677) $ (74,848,921) (48,801,719) $ (475,070,494)
Investor A
Shares sold and automatic conversion of shares ......................
3,567,062 $ 35,933,723 3,845,781 $ 37,756,275
Shares issued in reinvestment of distributions ........................
228,585 2,269,850 337,860 3,351,574
Shares redeemed .........................................
(5,796,696) (57,775,170) (5,438,906) (53,440,400)
(2,001,049) $ (19,571,597) (1,255,265) $ (12,332,551)
Investor C
Shares sold .............................................
81,135 $ 812,924 148,852 $ 1,461,364
Shares issued in reinvestment of distributions ........................
56,765 557,997 132,496 1,294,486
Shares redeemed and automatic conversion of shares ..................
(1,336,186) (13,198,469) (4,240,321) (40,869,430)
(1,198,286) $ (11,827,548) (3,958,973) $ (38,113,580)
Class K
Shares sold .............................................
4,913,850 $ 49,337,579 7,407,680 $ 72,103,260
Shares issued in reinvestment of distributions ........................
119,787 1,189,489 73,812 732,947
Shares redeemed .........................................
(16,584,595) (166,307,907) (76,472,535) (763,055,677)
(11,550,958) $ (115,780,839) (68,991,043) $ (690,219,470)
(22,457,970) $ (222,028,905) (123,007,000) $ (1,215,736,095)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of BlackRock Funds IV and Shareholders of BlackRock Global Long/Short Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Global Long/Short Credit Fund (one of the funds constituting BlackRock Funds IV, referred to hereafter as the "Fund") as of July 31, 2021, the related statement of operations for the year ended July 31, 2021, the statements of changes in net assets for each of the two years in the period ended July 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July
31, 2021 and the financial highlights for each of the five years in the period ended July 31, 2021 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 21, 2021
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information (unaudited)
2021
BlackRock Annual Report to Shareholders

The following amount(s), or maximum amount(s) allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2021:
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2021 qualified for the dividends-received deduction for corporate shareholders:
The Fund hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend, for the fiscal year ended July 31, 2021:
The Fund hereby designates the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2021:
Fund Name Qualified Dividend Income
BlackRock Global Long/Short Credit Fund .................................................................................. $ 11,231,320
Fund Name
Dividend-Received
Deduction
BlackRock Global Long/Short Credit Fund .................................................................................... 0.80%
Fund Name Interest Dividends
BlackRock Global Long/Short Credit Fund .................................................................................. $ 48,314,802
Fund Name Interest-Related Dividends
BlackRock Global Long/Short Credit Fund .................................................................................. $ 22,927,836

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds IV (the “Trust”) met on May 4, 2021 (the “May Meeting”)
and June 8-9, 2021 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Global Long/Short Credit Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to the Fund and (2) the Manager and BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Fund. The Manager and the Sub-
Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process: Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent
Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Annual Report to Shareholders

performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered the Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted
that for each of the one-, three-, and five-year periods reported, the Fund underperformed its total return target. The Board noted that BlackRock believes that the Outcome-
Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and
BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed
BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted
that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different
Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information
2021
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Trustee
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
73 RICs consisting of 100 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Trustee
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
73 RICs consisting of 100 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Trustee
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June 2015 and from 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to July 2020.
73 RICs consisting of 100 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
73 RICs consisting of 100 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year. Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
75 RICs consisting of 102 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
73 RICs consisting of 100 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
73 RICs consisting of 100 Portfolios None
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
73 RICs consisting of 100 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
R. Glenn Hubbard
1958
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
73 RICs consisting of 100 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
75 RICs consisting of 102 Portfolios None
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
75 RICs consisting of 102 Portfolios None
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 252 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 254 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.
Effective July 30, 2021, Lorenzo Flores was appointed to serve as a Trustee of the Trust.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisors
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviations
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
CSGLSCMT-7/21-AR

Item 2 – Code of Ethics --
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Michael Castellano
Frank J. Fabozzi
Catherine A. Lynch
Karen P. Robards

The registrant’s board of directors has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions.  Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987.  Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results.  Ms. Robards has over 30 years of experience analyzing financial statements.  She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Long/Short Credit Fund	$74,100	$74,100	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Long/Short Credit Fund	$0	$0

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: October 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: October 4, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: October 4, 2021